As filed with the Securities and Exchange Commission on April 30, 2008

                                    Securities Act File No. 333-132380
                             Investment Company Act File No. 811-21864

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    |X|
                       Pre-Effective Amendment No. _____                   |_|
                       Post-Effective Amendment No. 15                     |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            |X|
                       Post-Effective Amendment No. 17                     |X|

                       (Check appropriate box or boxes.)
                            ------------------------

                                WISDOMTREE TRUST
               (Exact Name of Registrant as Specified in Charter)

                               380 Madison Avenue
                                   21st Floor
                               New York, NY 10017
               (Address of Principal Executive Offices) (Zip Code)
      (Registrant's Telephone Number, including Area Code): 1-866-909-9973

                               JONATHAN STEINBERG
                                WISDOMTREE TRUST
                               380 Madison Avenue
                                   21st Floor
                               New York, NY 10017
                     (Name and Address of Agent for Service)

Counsel for the Trust:                    Richard Morris, Esq.
Ropes & Gray LLP                          WisdomTree Asset Management, Inc.
1211 Avenue of the Americas               380 Madison Avenue, 21st Floor
New York, New York  10036                 New York, NY 10017
Attention: Robert J. Borzone, Jr., Esq.

It is proposed that this filing will become effective (check appropriate box):

|_|   Immediately upon filing pursuant to paragraph (b)
|_|   On (date) pursuant to paragraph (b)
|_|   60 days after filing pursuant to paragraph (a)(1)
|_|   On (date) pursuant to paragraph (a)(1)
|X|   75 days after filing pursuant to paragraph (a)(2)
|_|   On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                              SUBJECT TO COMPLETION
                             PRELIMINARY PROSPECTUS
                           Dated as of April 30, 2008

[WISDOMTREE LOGO]

                                                                      PROSPECTUS
                                                                 dated _____2008

WisdomTree(SM) Trust

WisdomTree Funds



WisdomTree LargeCap Growth Fund

WisdomTree International LargeCap Growth Fund

WisdomTree Middle East Dividend Fund

WisdomTree Global Dividend Fund

WisdomTree Global SmallCap Dividend Fund

WisdomTree Global Equity Income Fund

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

WisdomTree Trust (the "Trust") is a registered investment company that consists of separate investment portfolios called "Funds." Each Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of a particular index that defines a specific segment of the U.S. or international stock market. The indexes are created using proprietary methodologies developed by WisdomTree Investments, Inc. The Funds described in this Prospectus are listed in the Table of Contents.

Each Fund is an exchange traded fund ("ETF"). This means that shares of the Funds are listed on a national securities exchange, such as NYSE Arca or the American Stock Exchange ("AMEX"), and trade at market prices. The market price for a Fund's shares may be different from its net asset value per share ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund described in this Prospectus issues and redeems shares at NAV only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

--------------------------------------------------------------------------------
A NOTE TO RETAIL INVESTORS

Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase shares directly from a Fund. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this Prospectus - such as information about purchasing and redeeming shares from a Fund and references to transaction fees imposed on purchases and redemptions - is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PRODUCTS: o ARE NOT FDIC INSURED o  MAY LOSE VALUE
                     o ARE NOT BANK GUARANTEED
--------------------------------------------------------------------------------

WisdomTree Trust

Table of Contents

Overview

Investment Objective
Principal Investment Strategies
Principal Risk Factors Common to All Funds
Portfolio Holdings Information

WisdomTree Funds

WisdomTree LargeCap Growth Fund
WisdomTree International LargeCap Growth Fund
WisdomTree Middle East Dividend Fund
WisdomTree Global Dividend Fund
WisdomTree Global SmallCap Dividend Fund
WisdomTree Global Equity Income Fund

Management

Investment Adviser
Sub-Adviser
Portfolio Managers
Administrator, Custodian and Transfer Agent

Shareholder Information

Buying and Selling Shares
Share Trading Prices
Determination of Net Asset Value
Dividends and Distributions
Book Entry
Delivery of Shareholder Documents - Householding
Frequent Purchases and Redemptions of Fund Shares
Investments by Registered Investment Companies

Taxes

Taxes on Distributions
Taxes When Fund Shares are Sold
Taxes on Creation and Redemption of Creation Units
Creation and Redemption
Authorized Participants and the Continuous Offering of Shares
Creation and Redemption Transaction Fees for Creation Units
Distribution
Additional Notices
Financial Highlights

                                                   WisdomTree Trust Prospectus 1

Overview

This Prospectus provides the information you need to make an informed decision about investing in the Funds.* It contains important facts about the Trust as a whole and each Fund in particular.

Each Fund is an exchange traded fund ("ETF"). ETFs are index funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional index-fund investing.

WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to each Fund. WisdomTree Investments, Inc. ("WisdomTree Investments") is the parent company of WisdomTree Asset Management.

Investment Objective

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments. Each Index consists of securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments.

Principal Investment Strategies

Under normal circumstances, at least 95% of a Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. Each Fund generally may invest up to 5% of its total assets in securities not included in its Index, but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of its Index in order to reflect various corporate actions and other changes to its Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the securities of its Index, it also may invest its other assets in cash and cash equivalents, as well as in shares of other investment companies, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management expects that, over time, the correlation between each Fund's performance and that of its Index, before fees and expenses, will be 95% or better.

Each Fund uses a "Representative Sampling" strategy in seeking to track the performance of its Index. A Fund using a Representative Sampling strategy generally will invest in a sample of the securities in its Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

To the extent that a Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, a Fund will concentrate its investments to approximately the same extent as its Index.

_______________________
* "WisdomTree" is a registered mark of WisdomTree Investments and has been licensed for use by the Trust.

                                                   WisdomTree Trust Prospectus 2

Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Certain additional risks associated with a Fund are discussed in the specific section describing that Fund. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.

Stock Market Risk

The trading price of equity securities fluctuates in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. Each Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Investment Style Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better - or worse - than the general securities markets. In the past, these periods have lasted for as long as several years.

Interest Rate Risk

Each of the underlying Indexes, and therefore the Funds, may be more heavily weighted than other types of investments in market sectors that are sensitive to interest rate fluctuations (such as the financial and real estate sectors). The Funds therefore may be more sensitive to fluctuations in interest rates than other types of investments. In particular, increases to prevailing interest rates could have a negative impact on the performance of the Funds.

Investment Approach Risk

Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Fund's performance may be adversely affected by a general decline in the U.S. or foreign market segments relating to its Index.

Concentration Risk

To the extent that a Fund's Index concentrates in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index. A Fund that concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, a Fund may be more volatile than funds based on broader or less volatile market segments.

                                                   WisdomTree Trust Prospectus 3

The Funds generally invest a relatively large percentage of their assets in securities in the Financial industry and therefore the performance of the Funds will be impacted by events affecting the Financial industry. This industry can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital funds.

Non-Diversification Risk

Each Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund's performance.

Foreign Securities Risk

Each International Fund invests in foreign securities. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when an International Fund does not price its shares, the value of the securities in such Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

Emerging Markets Risk

Each Fund (except the WisdomTree LargeCap Growth Fund) invests all or a portion of its assets in securities listed and traded in emerging markets. Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and
(vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Currency Risk

Because a Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in a Fund's holdings goes up.

                                                   WisdomTree Trust Prospectus 4

Cash Redemption Risk

Unlike most ETFs, the WisdomTree Middle East Dividend Fund, (with respect to the portion of its assets invested in emerging markets) does not generally make in-kind redemptions because of the nature of its underlying investments. Similarly, the WisdomTree Global Dividend Fund, WisdomTree Global Equity Income Fund and WisdomTree Global SmallCap Dividend Fund intend to redeem that portion of their respective assets invested in certain emerging market securities for cash.

The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This will generally cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind.

Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less-well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.

Non-Correlation Risk

The performance of a Fund and its Index may vary somewhat for a variety of reasons. For example, each Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, a Fund may not be fully invested in the securities of its Index at all times. The use of sampling techniques may affect a Fund's ability to achieve close correlation with its Index. A Fund using a Representative Sampling strategy generally can be expected to have a greater non-correlation risk.

Management Risk

Because each Fund may not fully replicate its Index and may hold securities not included in its Index, a Fund is subject to management risk. This is the risk that the Fund's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk

Although Fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for Fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell Fund shares.

Lack of Market Liquidity

Trading of shares of a Fund on a stock exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide "circuit breakers" halts stock trading generally. If a Fund's shares are delisted, the Fund may seek to list its shares

                                                   WisdomTree Trust Prospectus 5
on another market, merge with another ETF or traditional mutual fund, or redeem its shares at NAV. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Shares of the Funds May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of a Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market.

The market price of Fund shares during the trading day, like the price of any exchange-traded security, includes a "bid/ask" spread charged by the exchange specialist, market makers or other participants that trade the Fund shares. The bid/ask spread on ETF shares is likely to be larger on ETFs that are traded less frequently. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                   WisdomTree Trust Prospectus 6

WisdomTree Funds

o     WisdomTree LargeCap Growth Fund

o     WisdomTree International LargeCap Growth Fund

o     WisdomTree Middle East Dividend Fund

o     WisdomTree Global Dividend Fund

o     WisdomTree Global SmallCap Dividend Fund

o     WisdomTree Global Equity Income Fund

WisdomTree LargeCap Growth Fund

Fund Facts

Cusip Number:

o     [         ]

Exchange Trading Symbol:

o     [      ]

WisdomTree LargeCap Growth Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Growth Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree LargeCap Growth Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree LargeCap Growth Index is a fundamentally weighted index that measures the performance of growth companies within the broad U.S. stock market. The Index consists of companies that: (i) are incorporated in the United States (including Puerto Rico); (ii) are listed on the New York Stock Exchange, American Stock Exchange, NASDAQ Global Select Market, or NASDAQ Global Market ("NASDAQ"); (iii) have a market capitalization of at least $100 million as of the index measurement date; (iv) have an average daily dollar volume of at least $200,000 for each of the six months prior to the index measurement date;(v) have a P/E ratio of at least 2 as of the index measurement date; (vi) have cumulative positive earnings in their prior four fiscal quarters and have posted year-over-year percentage change in earnings per share, book value per share, sales per share and stock price ("growth metrics");(vii) rank as one of the 1000 largest companies in this group measured by market capitalization; (viii) rank within the top 30% of the 1000 companies that pass these selection requirements, based on four growth metrics which include: annual earnings per share growth; annual sales per share growth; annual book value per share growth; annual stock price growth. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the index measurement date. For these purposes, "earnings" are determined using a company's reported net income, excluding special items, applicable to common shareholders over their four most recent fiscal quarters. The Index includes primarily large-capitalization securities and is, in this sense, an earnings-weighted index for large-cap growth stocks in the U.S. market. As of March 31, 2008, approximately 80% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


                                                   WisdomTree Trust Prospectus 7

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are risks that can significantly affect the Fund's performance.

o Growth Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

o Mid-Capitalization Investing. The Fund invests a portion of its assets in securities of mid-capitalization companies. The securities of mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole.

o Technology Investing. The Fund invests a significant portion of its assets in one sector of the market and as such is particularly sensitive to risks to the Technology Sector. These risks include but are not limited to: worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

o Energy Investing. The Fund invests a significant portion of its assets in one sector of the market and as such is particularly sensitive to the Energy Sector. These risks include but are not limited to: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

                                                   WisdomTree Trust Prospectus 8

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

-----------------------------------------------------------------------------------------
Shareholder Fees                                                                    None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
-----------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-----------------------------------------------------------------------------------------
      Management Fees                                                              0.__%
-----------------------------------------------------------------------------------------
      Distribution and/or Service (12b-1) Fees                                      None
-----------------------------------------------------------------------------------------
      Other Expenses(a)                                                            0.00%
-----------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                               0.__%
-----------------------------------------------------------------------------------------

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to 0.__% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                                               1 Year   3 Years
--------------------------------------------------------------------------------
                                                                $___      $___
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
                                                               1 Year   3 Years
--------------------------------------------------------------------------------
                                                                $___      $___
--------------------------------------------------------------------------------

                                                   WisdomTree Trust Prospectus 9

WisdomTree Funds

o     WisdomTree LargeCap Growth Fund

o     WisdomTree International LargeCap Growth Fund

o     WisdomTree Middle East Dividend Fund

o     WisdomTree Global Dividend Fund

o     WisdomTree Global SmallCap Dividend Fund

o     WisdomTree Global Equity Income Fund

WisdomTree International LargeCap Growth Fund

Fund Facts

Cusip Number:

o     [          ]

Exchange Trading Symbol:

o     [      ]

WisdomTree International LargeCap Growth Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Growth Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International LargeCap Growth Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree International LargeCap Growth Index is a fundamentally weighted index that measures the performance of growth companies within emerging markets and developed markets outside the U.S. The Index consists of companies that are
(i) eligible for inclusion in WisdomTree World ex-U.S. Index and that have paid regular cash dividends of at least $5 million in the year prior to the index measurement date; (ii) have posted year-over-year percentage change in earnings per share, book value per share, sales per share and stock price ("growth metrics");(iii) rank as one of the 1000 largest companies in this group measured by market capitalization; (iv) rank within the top 30% of the 1000 companies that pass these selection requirements, based on four growth metrics which include: annual earnings per share growth; annual sales per share growth; annual book value per share growth; annual stock price growth. Companies are weighted in the Index based on dividends paid in the annual cycle prior to the index measurement date. The Index includes primarily large-capitalization securities and is, in this sense, a dividend-weighted index for large-cap growth stocks in developed and emerging markets outside the United States. As of March 31, 2008, approximately 80% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.

                                                  WisdomTree Trust Prospectus 10

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are risks that can significantly affect the Fund's performance.

o Growth Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

o Mid-Capitalization Investing. The Fund invests a portion of its assets in securities of mid-capitalization companies. The securities of mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole.

o Basic Materials Risk. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to the risks of the International Basic Materials Sector. These risks include but are not limited to: commodity price volatility, sluggish demand for basic materials, world economic growth, product liability for environmental change, depletion of natural resources, technological progress, and government regulation.

o Telecommunication Services Risk. The telecommunications market is characterized by increasing competition and regulation. Companies in the telecommunications sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. Technological innovations may make the products and services of telecommunications companies obsolete.

                                                  WisdomTree Trust Prospectus 11

o     Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

-----------------------------------------------------------------------------------------------
Shareholder Fees                                                                         None
(fees paid directly from your investment, but see the Creation Transaction Fees and
Redemption Transaction Fees section below)
-----------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-----------------------------------------------------------------------------------------------
         Management Fees                                                                 0.__%
-----------------------------------------------------------------------------------------------
         Distribution and/or Service (12b-1) Fees                                        None
-----------------------------------------------------------------------------------------------
         Other Expenses(a)                                                               0.00%
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                     0.__%
-----------------------------------------------------------------------------------------------

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to 0.__% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------
                                                              1 Year    3 Years
-------------------------------------------------------------------------------
                                                               $___       $___
-------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-------------------------------------------------------------------------------
                                                              1 Year    3 Years
-------------------------------------------------------------------------------
                                                               $___       $___
-------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 12

WisdomTree Funds

o     WisdomTree LargeCap Growth Fund

o     WisdomTree International LargeCap Growth Fund

o     WisdomTree Middle East Dividend Fund

o     WisdomTree Global Dividend Fund

o     WisdomTree Global SmallCap Dividend Fund

o     WisdomTree Global Equity Income Fund

WisdomTree Middle East Dividend Fund

Fund Facts

Cusip Number:

o     [          ]

Exchange Trading Symbol:

o     [     ]

WisdomTree Middle East Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Middle East Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Middle East Dividend Index is a fundamentally weighted index that measures the performance of Middle East companies that pay regular cash dividends on shares of their common stock and that meet specified requirements as of the index measurement date. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Bahrain, Dubai, Egypt, Jordan, Kuwait, Lebanon, Morocco, Oman, Qatar, United Arab Emirates. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent index measurement date.

                                                  WisdomTree Trust Prospectus 13

Companies are weighted in the Index based on regular cash dividends paid. The Index is composed of primarily mid capitalization stocks. As of March 31, 2008, approximately 54% of the index consisted of companies with a market capitalization between $2 billion and $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are risks that can significantly affect the Fund's performance.

o Geographic Risk (Middle East). The Fund invests in Middle Eastern countries. Certain Middle Eastern markets are only in the earliest stages of development. There also may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern countries typically are fewer in number and less well capitalized than brokers in the United States. Certain economies in the Middle Eastern countries depend to a significant degree upon exports of primary commodities such as oil. These economies therefore are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies including the largest in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio. Further, substantial limitations may exist in certain Middle Eastern countries with respect to the Fund's ability to repatriate investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment. Countries in the Middle East may be affected by political instability, war or the threat of war and regional instability.

o Small and Mid-Capitalization Investing. The Fund invests a portion of its assets in securities of small- and mid-capitalization companies. The securities of small- and mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole.

o Telecommunication Services Risk. The telecommunications market is characterized by increasing competition and regulation. Companies in the telecommunications sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. Technological innovations may make the products and services of telecommunications companies obsolete.

                                                  WisdomTree Trust Prospectus 14

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

-----------------------------------------------------------------------------------------------
Shareholder Fees                                                                         None
(fees paid directly from your investment, but see the Creation Transaction Fees and
Redemption Transaction Fees section below)
-----------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-----------------------------------------------------------------------------------------------
         Management Fees                                                                 0.__%
-----------------------------------------------------------------------------------------------
         Distribution and/or Service (12b-1) Fees                                        None
-----------------------------------------------------------------------------------------------
         Other Expenses(a)                                                               0.00%
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                     0.__%
-----------------------------------------------------------------------------------------------

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to 0.__% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------
                                                              1 Year    3 Years
-------------------------------------------------------------------------------
                                                               $___       $___
-------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-------------------------------------------------------------------------------
                                                              1 Year    3 Years
-------------------------------------------------------------------------------
                                                               $___       $___
-------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 15

WisdomTree Funds

o     WisdomTree LargeCap Growth Fund

o     WisdomTree International LargeCap Growth Fund

o     WisdomTree Middle East Dividend Fund

o     WisdomTree Global Dividend Fund

o     WisdomTree Global SmallCap Dividend Fund

o     WisdomTree Global Equity Income Fund

WisdomTree Global Dividend Fund

Fund Facts

Cusip Number:

o     [          ]

Exchange Trading Symbol:

o     [     ]

WisdomTree Global Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Global Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Global Dividend Index measures the performance of companies that pay regular cash dividends on shares of their common stock and that meet specified requirements as of the index measurement date. The Index consists of companies selected for inclusion in the WisdomTree Dividend Index, which measures the performance of dividend-paying companies in the U.S., and the WisdomTree World ex-US Index, which measures the performance of dividend-paying companies in 22 developed and 19 emerging markets outside the U.S. Companies are weighted in the Index based on dividends paid in the annual cycle prior to the

                                                  WisdomTree Trust Prospectus 16
index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization securities from 41 countries that meet the Index requirements and is, in this sense, a global stock market index. As of March 31, 2008, approximately 78% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are risks that can significantly affect the Fund's performance.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United States.

o Small and Mid-Capitalization Investing. The Fund invests a portion of its assets in securities of small- and mid-capitalization companies. The securities of small- and mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole.

                                                  WisdomTree Trust Prospectus 17

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

-----------------------------------------------------------------------------------------------
Shareholder Fees                                                                          None
(fees paid directly from your investment, but see the Creation Transaction Fees and
Redemption Transaction Fees section below)
-----------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-----------------------------------------------------------------------------------------------
         Management Fees                                                                 0.__%
-----------------------------------------------------------------------------------------------
         Distribution and/or Service (12b-1) Fees                                         None
-----------------------------------------------------------------------------------------------
         Other Expenses(a)                                                               0.00%
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                     0.__%
-----------------------------------------------------------------------------------------------

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to 0.__% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                                              1 Year    3 Years
--------------------------------------------------------------------------------
                                                               $___       $___
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
                                                              1 Year    3 Years
--------------------------------------------------------------------------------
                                                               $___       $___
--------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 18

WisdomTree Funds

o     WisdomTree LargeCap Growth Fund

o     WisdomTree International LargeCap Growth Fund

o     WisdomTree Middle East Dividend Fund

o     WisdomTree Global Dividend Fund

o     WisdomTree Global SmallCap Dividend Fund

o     WisdomTree Global Equity Income Fund

WisdomTree Global SmallCap Dividend Fund

Fund Facts

Cusip Number:

o     [          ]

Exchange Trading Symbol:

o     [     ]

WisdomTree Global SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global SmallCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Global SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Global SmallCap Dividend Index measures the performance of small-capitalization companies that qualify for inclusion in the WisdomTree Global Dividend Index that pay regular cash dividends on shares of common stock and meet specified requirements as of the index measurement date. The WisdomTree Global SmallCap Dividend Index comprises companies that rank within the bottom 5% of the WisdomTree Global Dividend Index by market capitalization. Companies are weighted in the Index based on dividends paid in the annual cycle prior to the index measurement date. The Index includes primarily small-capitalization securities.

                                                  WisdomTree Trust Prospectus 19

As of March 31, 2008, approximately 93% of the capitalization of the Index consisted of companies with market capitalizations less than $2 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are risks that can significantly affect the Fund's performance.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United States.

o Small and Mid-Capitalization Investing. The Fund invests primarily in securities of small- and mid-capitalization companies. The securities of small- and mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole.

o Industrial Risk. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Industrial sector. These risks include but are not limited to: worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

o Consumer Discretionary Concentration Risk. The consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

                                                  WisdomTree Trust Prospectus 20

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

-----------------------------------------------------------------------------------------------
Shareholder Fees                                                                          None
(fees paid directly from your investment, but see the Creation Transaction Fees and
 Redemption Transaction Fees section below)
-----------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-----------------------------------------------------------------------------------------------
         Management Fees                                                                 0.__%
-----------------------------------------------------------------------------------------------
         Distribution and/or Service (12b-1) Fees                                         None
-----------------------------------------------------------------------------------------------
         Other Expenses(a)                                                               0.00%
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                     0.__%
-----------------------------------------------------------------------------------------------

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to 0.__% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                                              1 Year    3 Years
--------------------------------------------------------------------------------
                                                               $___       $___
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
                                                              1 Year    3 Years
--------------------------------------------------------------------------------
                                                               $___       $___
--------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 21

WisdomTree Funds

o     WisdomTree LargeCap Growth Fund

o     WisdomTree International LargeCap Growth Fund

o     WisdomTree Middle East Dividend Fund

o     WisdomTree Global Dividend Fund

o     WisdomTree Global SmallCap Dividend Fund

o     WisdomTree Global Equity Income Fund

WisdomTree Global Equity Income Fund

Fund Facts

Cusip Number:

o     [          ]

Exchange Trading Symbol:

o     [    ]

WisdomTree Global Equity Income Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High-Yielding Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Global High-Yielding Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Global High-Yielding Index comprises the top 30% of the companies ranked by dividend yield from a universe consisting of companies included in WisdomTree Global High-Yielding Index. Eligible companies must have a market capitalization of at least $2 billion as of the index measurement date. The resulting universe of companies after the market cap screen is applied is ranked by dividend yield and the top 30% of companies are selected for inclusion in the Global Equity Income Index. Companies are weighted in the Index based on dividends paid in the annual cycle prior to the index measurement date. As of March 31, 2008, approximately 83% of the capitalization of the Index consisted of companies with market capitalizations of more than $10 billion.


                                                  WisdomTree Trust Prospectus 22

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are risks that can significantly affect the Fund's performance.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in ________.

o Mid-Capitalization Investing. The Fund invests a portion of its assets in securities of mid-capitalization companies. The securities of mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole.

                                                  WisdomTree Trust Prospectus 23

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

-----------------------------------------------------------------------------------------------
Shareholder Fees                                                                          None
(fees paid directly from your investment, but see the Creation Transaction Fees and
Redemption Transaction Fees section below)
-----------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-----------------------------------------------------------------------------------------------
   Management Fees                                                                       0.__%
-----------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                               None
-----------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                     0.00%
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                     0.__%
-----------------------------------------------------------------------------------------------

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to 0.__% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                                               1 Year   3 Years
--------------------------------------------------------------------------------
                                                                $___      $___
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
                                                               1 Year   3 Years
--------------------------------------------------------------------------------
                                                                $___      $___
--------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 24

Management

Investment Adviser

As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management does not manage any other investment companies and has limited experience as an investment adviser. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement for each Fund, WisdomTree Asset Management agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust's Chief Compliance Officer ("CCO"), interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, with respect to each Fund, WisdomTree Asset Management arranges for the provision of CCO services and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees.

The basis for the Board of Trustees' approval of the Investment Advisory Agreement for the Funds will be available in the Trust's Annual Report to Shareholders for the period ending March 31, 2009.

WisdomTree Asset Management expects to receive fees from each Fund, based on a percentage of the Fund's average daily net assets, as shown in the following table:

--------------------------------------------------------------------------------
Name of Fund                                                      Management Fee
--------------------------------------------------------------------------------
WisdomTree LargeCap Growth Fund                                        0._%
--------------------------------------------------------------------------------
WisdomTree International LargeCap Growth Fund                          0._%
--------------------------------------------------------------------------------
WisdomTree Middle East Dividend Fund                                   0._%
--------------------------------------------------------------------------------
WisdomTree Global Dividend Fund                                        0._%
--------------------------------------------------------------------------------
WisdomTree Global SmallCap Dividend Fund                               0._%
--------------------------------------------------------------------------------
WisdomTree Global Equity Income Fund                                   0._%
--------------------------------------------------------------------------------

WisdomTree Asset Management is a registered investment adviser with offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017.

Sub-Adviser

Mellon Capital Management Corporation ("Mellon Capital") serves as the sub-adviser for the Funds. Mellon Capital is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors with its principal office located at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. As of February 29,

                                                  WisdomTree Trust Prospectus 25

2008, Mellon Capital had assets under management totaling approximately $216 billion. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), a publicly traded financial holding company.

The Sub-Adviser chooses each Fund's portfolio investments and places orders to buy and sell the Fund's portfolio investments.

WisdomTree Asset Management pays the Sub-Adviser the fees indicated below for providing sub-advisory services to the Funds:

Domestic Funds:

      o __ basis points (0.__%) of the first $___ million in combined daily net assets of the Domestic Funds; and

      o __ basis points (0.__%) of the combined daily net assets of the Domestic Funds in excess of $___ million.

      The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the International Funds:

      o __ basis points (0.__%) of the first $___million in the total daily net assets of all International Funds;

      o __ basis points (0.__%)of the next $___ million in the total daily net assets of all International Funds;

      o __ basis points (0.__%) of the total daily net assets of all International Funds in excess of $___ million; and

      o __ basis points (0.__%) of the total daily net assets of all International Funds in excess of $___ billion.

Portfolio Managers

[To be provided]

Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. Each Portfolio Manager is authorized to make investment decisions for all portfolios managed by the team. Each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes. No member of the portfolio team manages assets outside of the team. Mr. Zyla manages the Team. Each Portfolio Manager has served as manager of each Fund since its inception.

                                                  WisdomTree Trust Prospectus 26

The Trust's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the Funds for which they are Portfolio Managers.

Portfolio Holdings Information

Information about each Fund's daily portfolio holdings is available at www.wisdomtree.com.

In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders.

Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find the SEC filings on the SEC's website, www.sec.gov. A summarized description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Trust's Statement of Additional Information ("SAI").

Administrator, Custodian and Transfer Agent

The Bank of New York is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information is available free of charge by calling:
1-866-909-WISE (9473) or visiting the Funds' website at www.wisdomtree.com.

Buying and Selling Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly-traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges.

Shares of the Funds trade under the trading symbols listed for each respective Fund in the section describing such Fund.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creation and Redemption section. Once created, shares of the Funds trade in the secondary market in amounts less than a Creation Unit.

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

                                                  WisdomTree Trust Prospectus 27

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which such Fund is listed or by other information providers. This approximate value should not be viewed as a "real-time" update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments, which may be used to manage a Fund's cash, are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A Fund may also use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. For example, this may occur with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events may include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used if, for example, trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day.

Fair-value prices are determined by the Funds according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Dividends and Distributions

Each Fund pays out dividends, if any, to investors at least annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you

                                                  WisdomTree Trust Prospectus 28
purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents-Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

Since the Funds are ETFs, only a few institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly with the issuing Fund. Each Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. Each Fund reserves the right, but does not have the obligation, to reject any order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Purchases and redemptions of the WisdomTree LargeCap Growth Fund, WisdomTree International LargeCap Growth Fund, and WisdomTree Global SmallCap Dividend Fund's shares are generally effected on an in-kind basis. Since frequent in-kind purchases and redemptions of shares of a Fund do not disrupt portfolio management, increase the Funds' trading costs, lead to realization of capital gains or otherwise harm the Fund shareholders, the Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent purchases and redemptions of Fund shares. The vast majority of trading in shares of the Funds occurs on national securities exchanges and does not directly involve the issuance or redemption of Fund shares. Because these trades do not involve the issuing Fund directly, they do not cause any of the harmful effects discussed above that may result from frequent cash trades. The WisdomTree Middle East Dividend Fund issues and redeems shares for cash, and the WisdomTree Global Dividend Fund, WisdomTree Global SmallCap Dividend Fund and WisdomTree Global Equity Income Fund generally issue and redeem shares in exchange for in-kind securities, and cash (with respect to the portion of its assets invested in emerging markets). These Funds monitor for excessive or short-term trading.


                                                  WisdomTree Trust Prospectus 29

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year as a RIC. A RIC is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. A Fund's failure to qualify as a RIC would result in Fund-level taxation, and consequently a reduction in income available for distribution to shareholders. Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

o     A Fund makes distributions,

o     You sell shares, and

o     You purchase or redeem Creation Units (Institutional investors only)

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly designated as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced - in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For the taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from "qualified dividend income" are taxed to individuals at rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and the Fund level.

                                                  WisdomTree Trust Prospectus 30

In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and interest received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of each of WisdomTree International LargeCap Growth Fund, WisdomTree Middle East Dividend Fund, WisdomTree Global Dividend Fund, WisdomTree Global SmallCap Dividend Fund and WisdomTree Global Equity Income Fund will consist of foreign stocks or securities, those Funds intend to "pass through" to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, dividends (other than Capital Gain Dividends) paid to you by the Funds will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. Foreign persons should consult the SAI for further information.

The Funds (or financial intermediaries, such as brokers, through which a shareholder owns Fund shares) generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Fund Shares are Sold

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

                                                  WisdomTree Trust Prospectus 31

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger's aggregate basis in the securities surrendered and the cash component paid. A person who redeems Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the sum of the aggregate market value of the securities and the amount of cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Fund shares (or securities surrendered) have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Creation and Redemption

The shares that trade in the secondary market are "created" at NAV. Each Fund issues and redeems shares at NAV only in large blocks of shares, typically 50,000 shares or more ("Creation Units").

These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Each "creator" enters into an authorized participant agreement with the Distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and pays or receives a specified amount of cash ("Cash Component") equal to the difference between the NAV of a Creation Unit and the market value of the basket of securities in exchange for a specified number of Creation Units. Each "Business Day," prior to the opening of trading, the Fund will designate through the National Securities Clearing Corporation ("NSCC"), the names and number of shares of each security to be included in that day's basket. Each Fund reserves the right to accept a basket of securities or cash that differs from the published basket. A Fund will not issue fractional Creation Units.

Similarly, shares may be redeemed in a specified number of Creation Units in exchange for a designated basket of portfolio securities. Each Fund reserves the right to honor a redemption request by delivering a basket of securities or cash that differs from the published basket. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form as described in the Participant Agreement.

                                                  WisdomTree Trust Prospectus 32

The WisdomTree LargeCap Growth Fund and WisdomTree International LargeCap Growth Fund generally issue and redeem shares on an in-kind basis. The WisdomTree Middle East Dividend Fund issues and redeems shares for cash, and the WisdomTree Global Dividend Fund, WisdomTree Global SmallCap Dividend Fund and WisdomTree Global Equity Income Fund issue and redeem shares in exchange for in-kind securities and cash (with respect to the portion of its assets invested in emerging markets).

Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Trust's SAI.

Authorized Participants and the Continuous Offering of Shares

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a "distribution," as such term is used in the Securities Act of 1933 ("Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Creation and Redemption Transaction Fees for Creation Units

Each Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The standard creation and redemption transaction fees are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. Purchasers and redeemers of Creation Units for cash (when cash creations and redemptions are permitted) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee" to offset the transaction cost to the Fund of buying portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of a Fund. From time to time, WisdomTree Asset Management may cover the cost of any transaction fees.

                                                  WisdomTree Trust Prospectus 33

The following table also shows, as of_____, 2008, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee. These fees are payable only by investors who purchase shares directly from a Fund. Retail investors who purchase shares through their brokerage account will not pay these fees.

------------------------------------------------------------------------------------------------
                                                 Approximate
                                                   Value of        Standard         Maximum
                                                     One          Creation/        Creation/
                                                   Creation       Redemption       Redemption
Name of Fund                                        Unit       Transaction Fee   Transaction Fee
------------------------------------------------------------------------------------------------
WisdomTree Funds
------------------------------------------------------------------------------------------------
WisdomTree Large Cap Growth Fund                    $_____         $_____            $_____
------------------------------------------------------------------------------------------------
WisdomTree International Large Cap Growth Fund      $_____         $_____            $_____
------------------------------------------------------------------------------------------------
WisdomTree Middle East Dividend Fund                $_____         $_____            $_____
------------------------------------------------------------------------------------------------
WisdomTree Global Dividend Fund                     $_____         $_____            $_____
------------------------------------------------------------------------------------------------
WisdomTree Global SmallCap Dividend Fund            $_____         $_____            $_____
------------------------------------------------------------------------------------------------
WisdomTree Global Equity Income Fund                $_____         $_____            $_____
------------------------------------------------------------------------------------------------

Distribution

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor's principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by any listing exchange ("Exchange"). The Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.


                                                  WisdomTree Trust Prospectus 34

The Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the WisdomTree Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices at, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable.

The Funds, WisdomTree Investments and WisdomTree Asset Management do not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation. WisdomTree Investments has contracted with Standard & Poor's ("S&P") to maintain and calculate each Index. S&P shall have no liability for any errors or omissions in calculating any Index.

Financial Highlights

Financial Statements and Annual Reports will be available after the Funds have completed a fiscal year of operations.

The Trust's current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, free of charge, please:

Call: 1-866-909-9473 Monday through Friday

8:00 a.m. to 8:00 p.m. (Eastern time)

Write: WisdomTree Trust
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1100

                                                  WisdomTree Trust Prospectus 35

Denver, Colorado 80203
Visit: www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

(C)2008 WisdomTree Trust
WisdomTree Funds are distributed by
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

WisdomTree(SM) is a service mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

[WISDOMTREE TRUST LOGO]
WisdomTree Trust
380 Madison Avenue
21st Floor
New York, NY 10017.

                                                  WisdomTree Trust Prospectus 36

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                              SUBJECT TO COMPLETION
                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                           Dated as of April 30, 2008

WISDOMTREE(R) TRUST

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the current Prospectus ("Prospectus") for the following separate investment portfolios (each, a "Fund" and collectively, the "Funds") of WisdomTree Trust (the "Trust"), as each such Prospectus may be revised from time to time:

WISDOMTREE FUNDS

      WisdomTree LargeCap Growth Fund

      WisdomTree International LargeCap Growth Fund

      WisdomTree Middle East Dividend Fund

      WisdomTree Global Dividend Fund

      WisdomTree Global SmallCap Dividend Fund

      WisdomTree Global Equity Income Fund

      The current Prospectus for each of the domestic and international Funds is dated ________, 2008. The WisdomTree LargeCap Growth Fund is sometimes referred to as the "Domestic Fund." The International LargeCap Growth Fund, Middle East Dividend Fund, Global Dividend Fund, Global SmallCap Dividend Fund and Global Equity Income Fund are sometimes referred to as the "International Funds." Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. Financial Statements and Annual Reports will be made available after the Funds have completed a fiscal year of operations.

A copy of the Prospectus for each Fund may be obtained, without charge, by calling 1-866-909-9473 or visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

              Statement of Additional Information dated _____, 2008

                                TABLE OF CONTENTS

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS ............................    1

      WISDOMTREE FUNDS ....................................................    1

INVESTMENT STRATEGIES AND RISKS ...........................................    1

      PRINCIPAL INVESTMENT STRATEGY .......................................    1

      GENERAL RISKS .......................................................    2

      LACK OF DIVERSIFICATION .............................................    3

      SPECIFIC INVESTMENT STRATEGIES ......................................    3

      SECURITIES LENDING ..................................................    3

      MONEY MARKET INSTRUMENTS ............................................    3

      REPURCHASE AGREEMENTS ...............................................    3

      REVERSE REPURCHASE AGREEMENTS .......................................    4

      INVESTMENT COMPANY SECURITIES .......................................    4

      REAL ESTATE INVESTMENT TRUSTS .......................................    4

      NON-U.S. SECURITIES .................................................    4

      INVESTMENTS IN EMERGING MARKETS .....................................    5

      INVESTMENTS IN FRANCE ...............................................    5

      INVESTMENTS IN THE UNITED KINGDOM ...................................    5

      INVESTMENTS IN AUSTRALIA ............................................    5

      INVESTMENTS IN BRAZIL ...............................................    5

      INVESTMENTS IN CANADA ...............................................    6

      INVESTMENTS IN CHINA AND HONG KONG ..................................    6

      INVESTMENTS IN GERMANY ..............................................    7

      INVESTMENTS IN JAPAN ................................................    7

      INVESTMENTS IN SINGAPORE ............................................    7

      INVESTMENTS IN SOUTH AFRICA .........................................    7

      INVESTMENTS IN SOUTH KOREA ..........................................    7

      INVESTMENTS IN TAIWAN ...............................................    7

      INVESTMENTS IN THE MIDDLE EAST ......................................    7

      DEPOSITARY RECEIPTS .................................................    8

      CURRENCY TRANSACTIONS ...............................................    8

      FORWARD FOREIGN CURRENCY TRANSACTIONS ...............................    8

      FOREIGN CURRENCY FUTURES CONTRACTS ..................................    8

      ILLIQUID SECURITIES .................................................    9

      FUTURES, OPTIONS AND OPTIONS ON FUTURES CONTRACTS ...................    9

      RISKS OF FUTURES AND OPTIONS TRANSACTIONS ...........................    9

      SWAP AGREEMENTS .....................................................   10

      TRACKING STOCKS .....................................................   10

      FINANCIAL SECTOR INVESTMENTS ........................................   10

      FUTURE DEVELOPMENTS .................................................   10

PROXY VOTING POLICY .......................................................   11

PORTFOLIO HOLDING DISCLOSURE POLICIES AND PROCEDURES ......................   11

DESCRIPTION OF THE WISDOMTREE INDEXES .....................................   12

      Component Selection Criteria ........................................   13

      Annual Index Reconstitution .........................................   13

      Index Maintenance ...................................................   13

      Index Availability ..................................................   13

      Changes to the Index Methodology ....................................   13

      Index Calculation Agent .............................................   13

      WISDOMTREE INDEXES ..................................................   14

            WisdomTree LargeCap Growth Index ..............................   14

            WisdomTree International LargeCap Growth Index ................   14

            WisdomTree Middle East Dividend Index .........................   14

            WisdomTree Global Dividend Index ..............................   14

            WisdomTree Global SmallCap Dividend Index .....................   15

            WisdomTree Global High-Yielding Index .........................   15

INVESTMENT LIMITATIONS ....................................................   16

      Fundamental Policies ................................................   16

            Senior Securities .............................................   16

            Borrowing .....................................................   16

            Underwriting ..................................................   16

            Concentration .................................................   16

            Real Estate ...................................................   16

            Commodities ...................................................   16

            Loans .........................................................   17

CONTINUOUS OFFERING .......................................................   17

MANAGEMENT OF THE TRUST ...................................................   18

      Trustees and Officers ...............................................   18

      Interested Trustee and Officers .....................................   18

      Independent Trustees ................................................   19

      Committees of the Board of Trustees .................................   21

      Audit Committee .....................................................   21

      Governance and Nominating Committee .................................   21

      Approval of Investment Advisory Agreement and Sub-Advisory
            Agreement .....................................................   21

      Approval of Investment Advisory Agreement ...........................   22

      Remuneration of Trustees ............................................   23

      Control Persons and Principal Holders of Securities .................   23

      Investment Adviser ..................................................   23

      Sub-Adviser .........................................................   24

      Portfolio Managers ..................................................   25

      Portfolio Manager Fund Ownership ....................................   26

      Portfolio Manager Compensation ......................................   26

      Code of Ethics ......................................................   26

      Administrator, Custodian and Transfer Agent .........................   26

      Distributor .........................................................   27

      Brokerage Transactions ..............................................   27

      Additional Information Concerning the Trust .........................   28

      Shares ..............................................................   28

      Termination of the Trust or a Fund ..................................   28

      Role of DTC .........................................................   28

            Creation & Redemption of Creation Units .......................   29

      Creation ............................................................   29

      Fund Deposit ........................................................   29

      Procedures for Creation of Creation Units ...........................   30

      Placement of Creation Orders for the Domestic Fund Using the
            Clearing Process ..............................................   31

      Placement of Creation Orders for the Domestic Fund Outside the
            Clearing Process ..............................................   31

      Placement of Creation Orders for the International Funds ............   32

            Cash Purchases ................................................   33

      Acceptance of Orders for Creation Units .............................   33

      Creation Transaction Fee ............................................   33

      WisdomTree LargeCap Growth Fund .....................................   34

      WisdomTree International LargeCap Growth Fund- ......................   34

      WisdomTree Middle East Dividend Fund ................................   34

      WisdomTree Global Dividend Fund .....................................   34

      WisdomTree Global SmallCap Dividend Fund ............................   34

      WisdomTree Global Equity Income Fund ................................   34

      Placement of Redemption Orders for the Domestic Fund Using the
            Clearing Process ..............................................   34

      Placement of Redemption Orders for the Domestic Fund Outside the
            Clearing Process ..............................................   34

      Placement of Redemption Orders for the International Funds ..........   34

             Cash Redemptions .............................................   36

      REGULAR HOLIDAYS ....................................................   36

      Taxes ...............................................................   40

      Qualification as a Regulated Investment Company .....................   41

      Taxation of the Funds ...............................................   41

      Fund Distributions ..................................................   42

      Sale or Exchange of Shares ..........................................   43

      Backup Withholding ..................................................   43

      Federal Tax Treatment of Certain Fund Investments ...................   43

      Foreign Investments .................................................   43

      Investment in PFICs .................................................   44

      Additional Tax Information Concerning REITs .........................   44

      Tax-Exempt Shareholders .............................................   44

      Non-U.S. Shareholders ...............................................   45

      Creation and Redemption of Creation Units ...........................   45

      Section 351 .........................................................   46

      Tax Shelter Reporting Regulations ...................................   46

      General Considerations ..............................................   46

      Determination of NAV ................................................   40

      Dividends and Distributions .........................................   47

      Financial Statements ................................................   47

      Miscellaneous Information ...........................................   47

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series or portfolios. The Trust is an open-end, non-diversified management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The offering of the Trust's shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). This SAI relates to the following Funds:

WISDOMTREE FUNDS

      WisdomTree LargeCap Growth Fund

      WisdomTree International LargeCap Growth Fund

      WisdomTree Middle East Dividend Fund

      WisdomTree Global Dividend Fund

      WisdomTree Global SmallCap Dividend Fund

      WisdomTree Global Equity Income Fund

Each Fund described in this SAI seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") that defines a specific segment of the U.S. or international stock markets. The Indexes are created using proprietary methodology developed by WisdomTree Investments, Inc. ("WisdomTree Investments"). WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to each Fund. WisdomTree Investments is the parent company of WisdomTree Asset Management. Mellon Capital Management Corporation ("Mellon Capital") is the investment sub-adviser ("Sub-Adviser") to each Fund. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), a publicly traded financial holding company.

Each Fund issues and redeems shares at net asset value per share ("NAV") only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

Shares of each Fund are listed on a national securities exchange, such as the New York Stock Exchange ("NYSE") or American Stock Exchange ("AMEX") (each, a "Listing Exchange"), and trade throughout the day on the Listing Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly-traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the share prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

"WisdomTree" is a registered mark of WisdomTree Investments and has been licensed for use by the Trust.

                         INVESTMENT STRATEGIES AND RISKS

The investment objective and general investment policies of each Fund are described in the Prospectus. Additional information concerning the Funds is set forth below.

PRINCIPAL INVESTMENT STRATEGY. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular Index developed by WisdomTree Investments. The Funds do not try to beat the Indexes that they track and do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

This investment strategy, known as indexing, may eliminate some of the risks of active portfolio management, such as poor security selection. In addition, indexing may also help increase after-tax investment performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Under normal circumstances, at least 95% of a Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. Each Fund generally may invest up to 5% of its total assets in securities not included in its underlying Index but which a Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of the relevant Index in order to reflect various corporate actions and other changes to its relevant Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the stocks of its Index, it also may invest its other assets in cash and cash equivalents, as well as in other investment companies, futures contracts, options on futures contracts, options, and swaps. The International Funds, from time to time, may have less than 95% of their assets invested in securities of their respective underlying Indexes in order to comply with the requirements of the Internal Revenue Code, to meet regulatory requirements in non-U.S. jurisdictions or to manage major Index changes. In these situations, which are expected to be infrequent and of limited duration, the International Funds may have less than 90% of their total assets invested in securities of their respective underlying Indexes. WisdomTree Asset Management expects that, over time, the correlation between each Fund's performance and that of its underlying Index, before fees and expenses, will be 95% or better.

As a matter of general policy, each Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring a Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days prior notice of any change to this policy for a Fund.

GENERAL RISKS. An investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Trust). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although all of the securities in the Indexes are listed on major U.S. or non-U.S. stock exchanges, there can be no guarantees that a liquid market for such securities will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

A discussion of some of the other risks associated with an investment in each Fund is contained in the Funds' Prospectus.

LACK OF DIVERSIFICATION. Each Fund is considered to be "non-diversified." A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. As a result, each of the Funds may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on a Fund's volatility and performance.

Each Fund does, however, intend to maintain the level of diversification necessary to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Subchapter M diversification tests generally require that (i) a Fund invest no more than 25% of its total assets in securities (other than securities of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by a Fund and that are engaged in the same, similar or related trades or businesses, and (ii) at least 50% of a Fund's total assets consist of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited in respect of any one issuer to an amount not greater than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer. These tax requirements are generally applied at the end of each quarter of a Fund's taxable year.

SPECIFIC INVESTMENT STRATEGIES. A description of certain investment strategies and types of investments used by some or all of the Funds is set forth below.

SECURITIES LENDING. Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. Loans of portfolio securities provide the Funds with the opportunity to earn additional income on a Fund's portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, a Fund may lose the opportunity to sell the securities at a desirable price. A Fund will generally not have the right to vote securities while they are being loaned.

MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality as determined by a Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "triparty" custodian or sub-custodian that maintains separate accounts for both a Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, a Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each Fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will maintain the segregation, either on its records or with the Trust's custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when that Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities, and a Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in the securities of other investment companies (including money market funds). The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a fund's total assets in any single investment company and no more than 10% in any combination of two or more investment companies. All Funds may invest in the securities of open-end funds (including money market funds) as permitted under the 1940 Act. Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions.

REAL ESTATE INVESTMENT TRUSTS. Each Fund may invest in the securities of real estate investment trusts ("REITs") to the extent allowed by law. Risks associated with investments in securities of REITs include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the Code, and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

NON-U.S. SECURITIES. The International Funds invest a significant portion of their assets in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes that reduce their attractiveness. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S.
stock  markets   generally  has  been   growing,   such  markets   usually
have substantially less volume than U.S. markets. Therefore, a Fund's investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a failed settlement, which can result in losses to a Fund.

The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Funds will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the International Funds to incur higher portfolio transaction costs than domestic equity funds.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Set forth below for certain markets in which the Funds may invest are brief descriptions of some of the conditions and risks in each such market.

INVESTMENTS IN EMERGING MARKETS. The Middle East Dividend Fund, Global Dividend Fund, Global Equity Income Fund and International LargeCap Growth Fund may invest their assets in markets that are considered to be "emerging." Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and
(vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

INVESTMENTS IN FRANCE. The Global Dividend Fund, Global Equity Income Fund, Global SmallCap Fund and International LargeCap Growth Fund may invest their assets in France. France is a member of the European Economic and Monetary Union ("EMU"). EMU member countries share coordinated economic policies and a common currency. As a result, the economy of France may be significantly affected by changes in the economies of the EMU members or other European countries. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN THE UNITED KINGDOM. The Global Dividend Fund, Global Equity Income Fund, Global SmallCap Fund and International LargeCap Growth Fund may invest a portion of their assets in companies organized in the United Kingdom. The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN AUSTRALIA. The Global Dividend Fund, Global Equity Income Fund and International LargeCap Growth Fund may invest their assets in companies organized and listed in Australia. The economy of Australia is heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Australian economy as a whole. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN BRAZIL. The Global Dividend Fund, Global Equity Income Fund and International LargeCap Growth Fund may invest a portion of their assets in companies organized and listed in Brazil. Investing in securities of Brazilian companies involves certain considerations not typically associated with investing in securities of United States companies or the United States government, including: (i) investment and repatriation controls, which could affect a Fund's ability to operate, and to qualify for the favorable tax treatment afforded to regulated investment companies for U.S. Federal income tax purposes, (ii) fluctuations in the rate of exchange between the Brazilian Real and the U.S. dollar, (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets, (iv) the effect that a trade deficit could have on economic stability and the Brazilian government's economic policy, (v) high rates of inflation,
(vi) governmental involvement in and influence on the private sector, (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States, and (viii) political and other considerations, including changes in applicable Brazilian tax laws. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN CANADA. The International LargeCap Growth Fund may invest in Canada. The U.S. is Canada's largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN CHINA AND HONG KONG. The Global Dividend Fund, Global Equity Income Fund and International LargeCap Growth Fund may invest a portion of their assets in securities listed and traded on the Hong Kong Stock Exchange. In addition to the aforementioned risks of investing in non-U.S. securities, investing in securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) the increasing competition from Asia's other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly-organized companies; (xi) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies;
(xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer;
(xv) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xix) the risk that certain companies in a Fund's Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. government or identified as state sponsors of terrorism.

Investments in Hong Kong are also subject to certain political risks. Following the establishment of the People's Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China's predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in a Fund involves risk of a total loss. China has committed by treaty to preserve Hong Kong's autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN GERMANY. The Global Dividend Fund, Global Equity Income Fund, International LargeCap Growth Fund and Global SmallCap Fund may invest in Germany. Germany is a member of the EMU. EMU member countries share coordinated economic policies and a common currency. As a result, the economy of Germany may be significantly affected by changes in the economies of the EMU members or other European countries. Challenges related to the rebuilding of infrastructure and unemployment in the former area of East Germany may also impact the economy of Germany. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN JAPAN. The Global Dividend Fund, Global Equity Income Fund and International LargeCap Growth Fund may invest a percentage of their assets in companies organized in Japan. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN SINGAPORE. The Global Dividend Fund, Global Equity Income Fund and International LargeCap Growth Fund may invest in Singapore. The economy of Singapore is heavily dependent on international trade and export. Conditions that weaken demand for such products worldwide or in the Asian region could have a negative and significant impact on the Singaporean economy as a whole. In addition, the economy of Singapore may be particularly vulnerable to external market changes because of its smaller size. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN SOUTH AFRICA. The Global Dividend Fund, Global Equity Income Fund and International LargeCap Growth Fund may invest a portion of their assets in companies organized and listed in South Africa. Although South Africa is a developing country with a solid economic infrastructure (in some regards rivaling other developed countries) certain issues, such as unemployment, access to healthcare, limited economic opportunity, and other financial constraints, continue to present obstacles towards full economic development. There can be no assurance that initiatives by the government to address these issues will achieve the desired results. South Africa's currency may be vulnerable to devaluation. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN SOUTH KOREA. The Global Dividend Fund, Global Equity Income Fund and International LargeCap Growth Fund may invest a portion of their assets in companies organized and listed in South Korea. The economy of South Korea is heavily dependent on exports and the demand for certain finished goods. South Korea's main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. Relations with North Korea could also have a significant impact on the economy of South Korea. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN TAIWAN. The Global Dividend Fund, Global Equity Income Fund and International LargeCap Growth Fund may invest a portion of their assets in companies organized and listed in Taiwan. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia's other emerging economies, and conditions that weaken demand for Taiwan's export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan's history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN THE MIDDLE EAST. The Middle East Dividend Fund may invest a significant portion of its assets in companies organized and listed in Bahrain, Dubai, Egypt, Jordan, Kuwait, Lebanon, Morocco, Oman, Qatar and the United Arab Emirates. The legal systems in certain Middle Eastern countries may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder's investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. The Fund therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than the Fund's actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain and/or enforce a judgment in a Middle Eastern country. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. They may also limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. The manner in which foreign investors may invest in companies in certain Middle Eastern, as well as limitations on those investments, may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of these countries to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which the Fund may be denied certain of its rights as in investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled.

DEPOSITARY RECEIPTS. To the extent a Fund invests in stocks of foreign corporations, a Fund's investment in such stocks may also be in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts ("ADRs") are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs") are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts ("GDRs") are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities.

A Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that WisdomTree Asset Management or the Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

CURRENCY TRANSACTIONS. The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund's assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

FORWARD FOREIGN CURRENCY TRANSACTIONS. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

FOREIGN CURRENCY FUTURES CONTRACTS. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If a Fund utilizes foreign exchange transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of its underlying Index and may lower a Fund's return. A Fund could experience losses if the value of any currency forwards, options and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its assets invested in illiquid or not readily marketable securities.

FUTURES, OPTIONS AND OPTIONS ON FUTURES CONTRACTS. Each Fund may enter into U.S. or foreign futures contracts and options and options on futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. To the extent a Fund uses futures and options, it will do so only in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS. The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the underlying Index if the index underlying the futures contract differs from the underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by a Fund as to anticipated trends, which predictions could prove to be incorrect.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price.

Swap agreements also may allow a Fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, such Fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to a Fund. Although there can be no assurance that a Fund will be able to do so, a Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

TRACKING STOCKS. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.

FINANCIAL SECTOR INVESTMENTS. The Funds may invest in companies that are considered to be in the financial sector, including commercial banks, brokerage firms, diversified financial services, a variety of firms in all segments of the insurance industry (such as multi-line, property and casualty, and life insurance) and real estate related companies. The financial sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

Rule 12d3-1 under the 1940 Act limits the extent to which a fund may invest in the securities of any one company that derives more than 15% of its revenues from brokerage, underwriting or investment management activities. A fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions: (1) the purchase cannot cause more than 5% of a fund's total assets to be invested in securities of that issuer; (2) for any equity security, the purchase cannot result in a fund owning more than 5% of the issuer's outstanding securities in that class; and (3) for a debt security, the purchase cannot result in a fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In  applying  the  gross  revenue  test,  an  issuer's  own   securities-related
activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Funds will not be required to divest their holdings of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and the Funds' Prospectus, provided they are consistent with the Funds' investment objective and do not violate any fundamental investment restrictions or policies.

                               PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for each Fund, the proxy voting guidelines of BNY Mellon. The Trust has delegated to the Sub-Adviser the authority and responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund's proxy voting guidelines and the Sub-Adviser's role in implementing such guidelines.

The Sub-Adviser understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager. The Sub-Adviser has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process and procedures.

The  Sub-Adviser  or  its  designated  Agent  is  currently  performing  certain proxy-related services pursuant to these procedures, including providing research and making voting determinations in accordance with the proxy voting guidelines, voting and submitting proxies and related administrative and recordkeeping functions. If the guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with an independent third party's recommendations. The Sub-Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Sub-Adviser and a Fund as to how proxies are voted. If an investment professional (a portfolio manager, the Sub-Adviser's Chief Investment Officer or other investment professional) believes that it may be in the best interest of a Fund to vote in a manner inconsistent with the independent third party's recommendations, such investment professional must contact the Proxy Committee and complete a questionnaire to allow the Proxy Committee to review the recommendation and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between the Sub-Adviser and a Fund with respect to the voting of the proxy in that manner. If the proxy guidelines do not address how a proxy should be voted and the independent third party refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After making such a determination, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between the Sub-Adviser and a Fund with respect to the voting of the proxy in that manner.

Although the proxy guidelines detail numerous specific instances and possible proposals, the guidelines provide that the Funds will generally vote "for" management proposals on routine business; case by case on management proposals related to directors (though "for" routine matters and "against" classification of the Board); case by case on management proposals related to a company's capitalization, reorganizations or merger proposals, and non-salary compensation issues; "against" management proposals on anti-takeover related proposals; and "against" or case by case on most shareholder proposals, including social issues. A complete copy of the Proxy Policy may be obtained by calling 1-866-909-9473.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust's website at www.wisdomtree.com. The Funds' Form N-PX is also available on the SEC's website at www.sec.gov.

              PORTFOLIO HOLDING DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the "Policy") designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Funds, including the Adviser and any Sub-Adviser (together, the "Advisers"). The Policy is designed to ensure that the disclosure of information about each Fund's portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

As exchange traded funds, information about each Fund's portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the Securities and Exchange Commission ("SEC") applicable to the

Funds, regulations of the Funds' Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund's anticipated portfolio holdings as of the next Business Day. This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation ("NSCC") and/or third party service providers.

Each Fund may disclose on the Funds' website at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund's calculation of its net asset value ("NAV") on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to each Fund's portfolio holdings is permitted to personnel of the Advisers, the Distributor and the Funds' administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Funds. The Funds Chief Compliance Officer may authorize disclosure of portfolio holdings.

Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.wisdomtree.com. Online disclosure of such holdings is publicly available at no charge.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on a Fund's fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund's portfolio holdings or other investment positions except in accordance with the Policy. The Trust's Board reviews the implementation of the Policy on the periodic basis.

                      DESCRIPTION OF THE WISDOMTREE INDEXES

Brief descriptions of the Indexes on which the Funds are based and the equity markets in which the Funds invest are provided below. Additional information about each Index, including the components and weightings of the Indexes, as well as the rules that govern inclusion and weighting in each of the Indexes is available at www.wisdomtree.com.

Component Selection Criteria. In order to be included in one of the WisdomTree Dividend Indexes, a company must pay regular cash dividends on shares of its common stock. Companies must also meet certain liquidity requirements. For example, a company generally must have a minimum market capitalization of $100 million as of the Index measurement date (defined below) and have an average daily dollar volume traded of at least $100,000 for the three months prior to the Index measurement date. Some Indexes have higher minimum capitalization and liquidity requirements. To be included in one of the U.S. Dividend Indexes, a company must be incorporated in the United States (including Puerto Rico), and must list its shares on the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX") or the NASDAQ National Market ("NASDAQ"). To be included in one of the non-U.S. Indexes, a company must list its shares on a major non-U.S. stock exchange and be organized outside of the United States. Common stocks, real estate investment trusts, tracking stocks, and holding companies are eligible for inclusion in each Index. Limited partnerships, limited liability companies, mortgage REITS, royalty trusts, preferred stocks, closed-end funds, exchange-traded funds, PFICs and derivative securities, such as warrants and rights, are not eligible (though PFICs are eligible to be included in the International Real Estate Fund).

In order to be included in one of the WisdomTree Domestic Earnings Indexes, a company must: (i) be incorporated in the United States (including Puerto Rico),
(ii) be listed on the NYSE, AMEX or NASDAQ, (iii) have generated positive earnings on a cumulative basis in their most recent four fiscal quarters preceding the Index measurement date, (iv) have a market capitalization of at least $100 million on the Index measurement date, (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, and (vi) have a price to earnings ratio ("P/E ratio") of at least 2 as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by S&P that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. Common stocks, tracking stocks, and holding companies are eligible for inclusion. REITs, ADRs, GDRs and EDRs are excluded, as are limited partnerships, limited liability companies, royalty trusts, preferred stocks, closed-end funds, exchange-traded funds, and derivative securities, such as warrants and rights, are not eligible.

Annual Index Reconstitution. The WisdomTree Indexes are "reconstituted" on an annual basis. New securities are added to the Indexes only during the "annual reconstitution." The annual reconstitution of the Domestic Index takes place at the end of November and the beginning of December each year. The annual reconstitution of the International Indexes takes place at the end of June and the beginning of July each year.

During the annual reconstitution, securities are screened to determine whether they comply with WisdomTree's proprietary Index methodology and are eligible to be included in an Index. This date is sometimes referred to as the "Index measurement date" or the "Screening Point." Based on this screening, securities that meet Index requirements are added to the applicable Index and securities that do not meet such requirements are dropped from the applicable Index. A "preliminary Index" is made publicly available based on this information. The "Weighting Date" is the date when the final weights of each component security of each Index are established. This is determined after the close of trading on the third Wednesday of December for the Domestic Index and after the close of trading on the third Wednesday of June for the International Indexes. The final index constituents and their respective weightings are made publicly available at this time. The final Index constituents and final constituent weightings go into effect immediately before the opening of trading on the Monday following the Weighting Date. This is sometimes referred to as the "Reconstitution Date."

Index Maintenance. Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, corporate restructurings and other corporate actions. Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions. To the extent reasonably practicable, such changes will be announced at least two days prior to their implementation.

Should any company achieve a weighting equal or greater than 24% of an Index, its weighting will be reduced at the close of the current calendar quarter and other components in the Index will be rebalanced. Moreover, should the collective weight of Index component securities whose individual current weights equal or exceed 5% of an Index, when added together, exceed 50% of such Index, the weightings in those component securities will be reduced so that their collective weight equals 40% of the Index as of the close of the current calendar quarter, and other components in the Index will be rebalanced.

Index Availability. Each WisdomTree Index is calculated and disseminated throughout each day the New York Stock Exchange is open for trading.

Changes to the Index Methodology. The WisdomTree Indexes are governed by a published, rules-based methodology. Changes to the methodology will be publicly disclosed at www.wisdomtreeindexes.com prior to implementation. Sixty (60) days prior notice will be given prior to the implementation of any such change.

Index Calculation Agent. In order to minimize any potential for conflicts caused by the fact that WisdomTree Investments and its affiliates act as Index provider and investment adviser to the Funds, WisdomTree Investments has retained an unaffiliated third party to calculate each Index (the "Calculation Agent"). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Indexes on a daily basis. WisdomTree Investments will monitor the results produced by the Calculation Agent to help ensure that the Indexes are being calculated in accordance with the rules-based methodology. In addition, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent non-public information about pending changes to the Indexes from being used or disseminated in an improper manner. Furthermore, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Funds' portfolio strategies and to prevent the Funds' portfolio managers from having any influence on the construction of the Index methodology.

WISDOMTREE INDEXES

WisdomTree LargeCap Growth Index

Number of Components: approximately _____

Index Description. The WisdomTree LargeCap Growth Index is a fundamentally weighted index that measures the performance of growth companies within the broad U.S. stock market. The Index consists of companies that: (i) are incorporated in the United States (including Puerto Rico); (ii) are listed on the New York Stock Exchange, American Stock Exchange, NASDAQ Global Select Market, or NASDAQ Global Market ("NASDAQ"); (iii) have a market capitalization of at least $100 million as of the index measurement date; (iv) have an average daily dollar volume of at least $200,000 for each of the six months prior to the index measurement date;(v) have a P/E ratio of at least 2 as of the index measurement date; (vi) have cumulative positive earnings in their prior four fiscal quarters and have posted year-over-year percentage change in earnings per share, book value per share, sales per share and stock price ("growth metrics");(vii) rank as one of the 1000 largest companies in this group measured by market capitalization; (viii) rank within the top 30% of the 1000 companies that pass these selection requirements, based on four growth metrics which include: annual earnings per share growth; annual sales per share growth; annual book value per share growth; annual stock price growth. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the index measurement date. For these purposes, "earnings" are determined using a company's reported net income, excluding special items, applicable to common shareholders over their four most recent fiscal quarters. The Index includes primarily large-capitalization securities and is, in this sense, an earnings-weighted index for large-cap growth stocks in the U.S. market. As of March 31, 2008, approximately 80% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.

WisdomTree International LargeCap Growth Index

Number of Components: approximately __

Index Description. The WisdomTree International LargeCap Growth Index is a fundamentally weighted index that measures the performance of growth companies within emerging markets and developed markets outside the U.S. The Index consists of companies that are (i) eligible for inclusion in WisdomTree World ex-U.S. Index and that have paid regular cash dividends of at least $5 million in the year prior to the index measurement date; (ii) have posted year-over-year percentage change in earnings per share, book value per share, sales per share and stock price ("growth metrics");(iii) rank as one of the 1000 largest companies in this group measured by market capitalization; (iv) rank within the top 30% of the 1000 companies that pass these selection requirements, based on four growth metrics which include: annual earnings per share growth; annual sales per share growth; annual book value per share growth; annual stock price growth. Companies are weighted in the Index based on dividends paid in the annual cycle prior to the index measurement date. The Index includes primarily large-capitalization securities and is, in this sense, a dividend-weighted index for large-cap growth stocks in developed and emerging markets outside the United States. As of March 31, 2008, approximately 80% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.

WisdomTree Middle East Dividend Index

Number of Components: approximately __

Index Description. The WisdomTree Middle East Dividend Index is a fundamentally weighted index that measures the performance of Middle East companies that pay regular cash dividends on shares of their common stock and that meet specified requirements as of the index measurement date. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Bahrain, Dubai, Egypt, Jordan, Kuwait, Lebanon, Morocco, Oman, Qatar and the United Arab Emirates. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index is composed of primarily mid capitalization stocks. As of March 31, 2008, approximately 54% of the index consisted of companies with a market capitalization between $2 billion and $10 billion.

WisdomTree Global Dividend Index

Number of Components: approximately __

Index Description. The WisdomTree Global Dividend Index measures the performance of companies that pay regular cash dividends on shares of their common stock and that meet specified requirements as of the index measurement date. The Index consists of companies selected for inclusion in the WisdomTree Dividend Index, which measures the performance of dividend-paying companies in the U.S., and the WisdomTree World ex-US Index, which measures the performance of dividend-paying companies in 22 developed and 19 emerging markets outside the U.S. Companies are weighted in the Index based on dividends paid in the annual cycle prior to the index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization securities from 41 countries that meet the Index requirements and is, in this sense, a global stock market index. As of March 31, 2008, approximately 78% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree Global SmallCap Dividend Index

Number of Components: approximately __

Index Description. The WisdomTree Global SmallCap Dividend Index measures the performance of small-capitalization companies that qualify for inclusion in the WisdomTree Global Dividend Index that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The WisdomTree Global SmallCap Dividend Index comprises companies that rank within the bottom 5% of the WisdomTree Global Dividend Index by market capitalization. Companies are weighted in the Index based on dividends paid in the annual cycle prior to the index measurement date. The Index includes primarily small-capitalization securities. As of March 31, 2008, approximately 93% of the capitalization of the Index consisted of companies with market capitalizations less than $2 billion.

WisdomTree Global High-Yielding Index

Number of Components: approximately __

Index Description. The WisdomTree Global High-Yielding Index comprises the top 30% of the companies ranked by dividend yield from a universe consisting of companies included in WisdomTree Global High-Yielding Index. Eligible companies must have a market capitalization of at least $2 billion as of the index measurement date. The resulting universe of companies after the market cap screen is applied is ranked by dividend yield and the top 30% of companies are selected for inclusion in the Global Equity Income Index. Companies are weighted in the Index based on dividends paid in the annual cycle prior to the index measurement date. As of March 31, 2008, approximately 83% of the capitalization of the Index consisted of companies with market capitalizations of more than $10 billion.

                             INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in each Fund's Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund's acquisition of such security or other asset. Accordingly, other than with respect to a Fund's limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

Each Fund's fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund's outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below, its investment objective, and its underlying Index without a shareholder vote provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

Each Fund, as a fundamental investment policy, may not:

      Senior Securities

      Issue senior securities, except as permitted under the 1940 Act.

      Borrowing

      Borrow money, except as permitted under the 1940 Act.

      Underwriting

      Act as an underwriter of another issuer's securities, except to the extent that each Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

      Concentration

      Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of a Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that each Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that each Fund's underlying Index concentrates in the securities of a particular industry or group of industries.

      Real Estate

      Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

      Commodities

      Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

      Loans

      Lend any security or make any other loan except as permitted under the Investment Company Act of 1940.

      By way of example (but not as a statement of the actual fundamental policy), this means that, if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under each Fund's investment policies.

      Non-Fundamental   Policies.   The  following   investment  policy  is  not
      fundamental and MAY be changed without shareholder approval.

      Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by a Fund's name. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring a Fund into compliance with this policy.

                               CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market strikes demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

                                                                                                    Number of
                                                                                                  Portfolios in
                                                                                                      Fund
                                       Term of                                                       Complex            Other
                                     office and                                                     Overseen        Directorships
                                      Length of                                                     by Trustees        Held by
                                        Time              Principal Occupation(s) During               and           Trustee and
Name (year of birth)    Position       Served                    the Past 5 Years                    Officers          Officers
--------------------   -----------   -----------   --------------------------------------------   -------------    ----------------
Jonathan Steinberg     Trustee,      Trustee       Chief Executive Officer of WisdomTree          52               None.
                       President*    and officer   Investments, Inc. (formerly, Index
(1964)                               since 2005    Development Partners, Inc. and Director of
                                                   WisdomTree Investments, Inc. since 1989

Amit Muni              Treasurer*,   Officer       Chief Financial Officer and Assistant          52               None.
                       Assistant     since 2008    Secretary of WisdomTree Investments, Inc.
(1969)                 Secretary*                  (formerly, Index Development Partners, Inc.)
                                                   since March 2008; International Securities
                                                   Exchange Holdings, Inc. (ISE) Controller and
                                                   Chief Accounting Officer, 2003 to 2008;
                                                   Instinet Group, Inc., Vice President
                                                   Finance, 2000 to 2003..

Richard Morris         Secretary*,   Officer       Deputy General Counsel of WisdomTree           52               None.
                       Chief Legal   since 2005    Investments, Inc. (formerly, Index
(1967)                 Officer*                    Development Partners, Inc.) since 2005;
                                                   Senior Counsel at Barclays Global Investors,
                                                   N.A. from 2002 to 2005; Counsel at Barclays
                                                   Global Investors, N.A. from 2000 to 2001.

----------
*Elected by and serves at the pleasure of the Board of Trustees.

Independent Trustees

                                                                                                    Number of
                                                                                                  Portfolios in
                                                                                                       Fund
                                       Term of                                                       Complex            Other
                                     office and                                                     Overseen       Directorships
                                      Length of                                                     by Trustees        Held by
                                        Time              Principal Occupation(s) During               and          Trustee and
Name (year of birth)    Position       Served                    the Past 5 Years                    Officers         Officers
--------------------   -----------   -----------   --------------------------------------------   -------------   ----------------
Gregory Barton         Trustee*      Trustee       General Counsel of Martha Stewart              52              None.
                                     since 2006    Living Omnimedia, Inc. Since 2007; Executive
(1961)                                             Vice President of Licensing and Legal
                                                   Affairs, General Counsel and Secretary of
                                                   Ziff Davis Media Inc. 2003 to 2007;
                                                   Executive Vice President of Legal Affairs,
                                                   General Counsel and Secretary of Ziff Davis
                                                   Media Inc. from 2002 to 2003; President
                                                   (2001 to 2002), Chief Financial Officer
                                                   (2000 to 2002), Vice President of Business
                                                   Development (1999 to 2001) and General
                                                   Counsel and Secretary (1998 to 2002) of
                                                   WisdomTree Investments, Inc. (formerly,
                                                   Index Development Partners, Inc.)

Toni Massaro           Trustee       Trustee       Dean at University of Arizona James            52              None.
                                     since 2006    E. Rogers College of Law since
(1955)**                                           1999; Professor at University of Arizona
                                                   James E. Rogers College of Law since 1990.

Victor Ugolyn          Trustee,      Trustee       Private Investor - 2005 to Present;            52              Trustee on Board
                       Chairman of   since 2006    President and Chief Executive Officer of                       of Trustees of
(1947)                 the Board of                William D. Witter, Inc. 2005 to 2006;                          Naismith Memorial
                       Trustees                    Consultant to AXA Enterprise in 2004;                          Basketball
                                                   Chairman, President and Chief Executive                        Hall of Fame;
                                                   Officer of Enterprise Capital Management                       Member of the
                                                   (subsidiary of The MONY Group, Inc.) and                       Board of
                                                   Enterprise Group of Funds, Chairman of MONY                    Overseers of
                                                   Securities Corporation, and Chairman of the                    the Hoover
                                                   Fund Board of Enterprise Group of Funds from                   Institution at
                                                   1991 to 2004.                                                  Stanford
                                                                                                                  University

----------
* Chair of the Audit Committee.

** Chair of the Governance and Nominating Committee.

The following table sets forth, as of December 31, 2007 the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust.

                                                  Aggregate Dollar Range of Equity
                                                    Securities in All Registered
                                                  Investment Companies Overseen by
                         Dollar Range of Equity   Trustee in Family of Investment
Name of Trustee         Securities in the Funds            Companies
---------------------   -----------------------   --------------------------------
Interested Trustee:
Jonathan Steinberg           Over $100,000                Over $100,000

Independent Trustees:
Gregory Barton               Over $100,000                Over $100,000
Toni Massaro                 $0 - $10,000                  $0 - $10,000
Victor Ugolyn             $50,001 - $100,000            $50,001 - $100,000

As of December 31, 2007 none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust ("Independent Trustees") or their immediate family members owned beneficially or of record any securities of WisdomTree Asset Management, the Sub-Adviser, the Distributor, or any person controlling, controlled by or under control with WisdomTree Asset Management, the Sub-Adviser or the Distributor.

Committees of the Board of Trustees

Audit Committee. Each Independent Trustee is a member of the Trust's Audit Committee (the "Audit Committee"). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust's independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee's responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds' financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust's compliance with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal control over financial reporting and independent audits;
(iv) approve prior to appointment the engagement of the Trust's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust's independent auditors; and (vi) act as a liaison between the Trust's independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The Audit Committee has retained independent legal counsel to assist it in connection with these duties.

Governance and Nominating Committee. Each Independent Trustee is also a member of the Trust's Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) oversee Fund governance matters and (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust's Independent Trustees, the Nominating Committee may consider nominations for the office of Trustee made by Trust stockholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act"), in conjunction with a shareholder meeting to consider the election of Trustees. Trust stockholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee.

Approval of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve the Trust's Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Investment Advisory Agreements"). In addition, the Trust's Board of Trustees will receive, review and evaluate information concerning the services and personnel of the Investment Adviser and the Sub-Adviser at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust's investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Adviser and the Trust's investment arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

Approval of Investment Advisory Agreement.

The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund. Each such Agreement is an "Advisory Agreement." At a meeting held on _____, 2008, the Board of Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement with WisdomTree Asset Management ("WTAM") for each Fund. In approving the Advisory Agreements with WTAM, the Board reviewed and analyzed the factors it deemed relevant, including:
(i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) WTAM's personnel and operations; (iii) WTAM's financial condition;
(iv) the level and method of computing each Fund's advisory fee; (v) the anticipated profitability of WTAM under the Advisory Agreement; (vi) "fall-out" benefits to WTAM and its affiliates (i.e., ancillary benefits that may be realized by WTAM or its affiliates from WTAM's relationship with the Funds);
(vii) the anticipated effect of growth and size on each Fund's performance and expenses; and (viii) possible conflicts of interest.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM's operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds' sub-adviser and oversight of the sub-adviser's compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM's anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with developing and maintaining the indexes to be used by the Funds, the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the sub-adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the sub-adviser to the Funds, Mellon Capital, using essentially the same criteria it used for WTAM. The Board considered Mellon Capital's operational capabilities and resources and Mellon Capital's experience in serving as an adviser to ETFs, noting that Mellon Capital currently provides investment advisory and management services to other series of the Trust. The Board also evaluated the performance of comparable funds managed by Mellon Capital in comparison to a peer group, and the expertise and performance of the Mellon Capital personnel. The Board also noted that Bank of New York ("BNY"), is proposed to serve as the Funds' administrator, accountant, custodian and transfer agent and will receive compensation for acting in these capacities and will be responsible for, among other things, coordinating the Funds' audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to Mellon Capital and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to Mellon Capital under the Sub-Advisory Agreement.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and Mellon Capital, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.

Remuneration of Trustees. Pursuant to its Investment Advisory Agreement with the Trust, WisdomTree Asset Management pays all compensation of officers and employees of the Trust as well as the fees of all Trustees of the Trust who are affiliated persons of WisdomTree Investments or its subsidiaries.

Each Independent Trustee will receive annual compensation of $112,000. The Audit Committee Chairman will be paid an additional 10% and the Independent Chairman of the Board will be paid an additional 50% of this amount. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending meetings. Prior to December 2007, each Independent Trustee received $40,000 annually. The Audit Committee Chairman received an additional 10% and the Independent Chairman received an additional 50% of this amount.

The following table sets forth the estimated compensation to be paid by the Trust to the Trustees.

                                         Pension or
                                         Retirement                               Total
                       Aggregate      Benefits Accrued   Estimated Annual     Compensation
Name of Interested    Compensation       As Part of        Benefits upon     From the Funds
      Trustee        from the Trust   Company Expenses      Retirement      and Fund Complex
------------------   --------------   ----------------   ----------------   ----------------
Jonathan Steinberg        None              None               None               None

                                         Pension or
                                         Retirement                               Total
     Name of           Aggregate      Benefits Accrued   Estimated Annual     Compensation
   Independent        Compensation       As Part of       Benefits upon      From the Funds
     Trustee         from the Trust   Company Expenses      Retirement      and Fund Complex
------------------   --------------   ----------------   ----------------   ----------------
Gregory Barton         $  123,200           None               None            $  123,200
Toni Massaro           $  112,000           None               None            $  112,000
Victor Ugolyn          $  168,000           None               None            $  168,000

Trustees and officers of the Trust collectively owned less than 1% of each of the Trust's outstanding shares as of December 31, 2007.

Control Persons and Principal Holders of Securities. The name and percentage of each Depository Trust Company ("DTC") participant that owns of record 5% or more of the outstanding shares of a Fund is not yet available.

Investment Adviser. WisdomTree Asset Management serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and WisdomTree Asset Management. WisdomTree Asset Management, which does not manage any other investment companies and has limited experience as an investment adviser, is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and has offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017.

Under the Investment Advisory Agreement, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund.
WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Each Fund pays WisdomTree Asset Management the Management Fee indicated below.

Name of Fund                                                      Management Fee
---------------------------------------------------------------   --------------
WisdomTree LargeCap Growth Fund                                        0.__%
WisdomTree International LargeCap Growth Fund                          0.__%
WisdomTree Middle East Dividend Fund                                   0.__%
WisdomTree Global Dividend Fund                                        0.__%
WisdomTree Global SmallCap Dividend Fund                               0.__%
WisdomTree Global Equity Income Fund                                   0.__%

With respect to each Fund, WisdomTree Asset Management has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith;
(iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses;
(vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WisdomTree Asset Management. Pursuant to a separate contractual arrangement with respect to each Fund, WisdomTree arranges for the provision of chief compliance officer ("CCO") services and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a fee paid by each Fund of up to 0.__% of such Fund's average daily net assets. The Portfolio is advised by WisdomTree Asset Management. WisdomTree Asset Management does not receive any additional compensation for advising the Portfolio.

The Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by
(i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Funds, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of any Fund fail to approve the Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder. The Advisory Agreement with respect to any Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by WisdomTree Asset Management, in each case on not less than 30 days nor more than 60 days prior written notice to the other party; provided, that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its "assignment" (as defined in the 1940 Act).

Sub-Adviser. Mellon Capital serves as the sub-adviser for the Funds. Mellon Capital is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors with its principal office located at 50 Fremont Street, Suite 3900, San Francisco, Ca 94105. As of February 29, 2008, Mellon Capital had assets under management totaling approximately $216 billion. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), a publicly traded financial holding company.

The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the Domestic Funds:

      o __ basis points (0.__%) of the first $___ million in combined daily net assets of the Domestic
 Funds; and

      o __ basis points (0.__%) of the combined daily net assets of the Domestic Funds in excess of $___
million.

The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the International Funds:

      o __ basis points (0.__%) of the first $___million in the total daily net assets of all International
Funds;

      o __ basis points (0.__%)of the next $___ million in the total daily net assets of all International
Funds;

      o __ basis points (0.__%) of the total daily net assets of all International Funds in excess of $___
million; and

      o __ basis points (0.__%) of the total daily net assets of all International Funds in excess of $___
billion.

Mellon Capital believes that it may perform Sub-Advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent Mellon Capital from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment Sub-Advisory agreement would be subject to shareholder approval.

Portfolio Managers.

[To be provided]

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of its underlying Index by either replicating the same combination of securities that compose that benchmark or through a representative sampling of the securities that compose that benchmark based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Each Portfolio Manager on the Index Fund Management team is authorized to make investment decisions for all portfolios managed by the team. No member of the Portfolio Management team manages assets professionally outside of the team. Each Portfolio Manager has served as manager of each Fund since its inception.

Portfolio Manager Fund Ownership

As of ____, 2008 none of the portfolio managers owned shares of the Funds.

Portfolio Manager Compensation

As of ____, 2008 the Sub-Adviser's Portfolio Managers' compensation generally consists of base salary, bonus, and various long-term incentive compensation vehicles, if eligible. In addition, Portfolio Managers are eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. In the case of Portfolio Managers responsible for managing the Funds and managed accounts, the method used to determine their compensation is the same for all Funds and investment accounts. A Portfolio Manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by Mellon Capital's Human Resources Department. A Portfolio Manager's base salary is generally a fixed amount that may change as a result of periodic reviews, upon assumption of new duties, or when a market adjustment of the position occurs. A Portfolio Manager's bonus is determined by a number of factors.

One factor is gross, pre-tax performance of a fund relative to expectations for how a fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in a fund's portfolio. For each Fund, the performance factor depends on how the Portfolio Manager performs relative to a Fund's benchmark and a Fund's peer group, over one-year and three-year time periods. Additional factors include the Portfolio Manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The bonus is paid on an annual basis.

The Portfolio Managers for each Fund manage multiple portfolios for multiple clients. These accounts may include investment companies, separate accounts (assets managed on behalf of individuals and institutions such as pension funds, insurance companies and foundations), and bank collective and common trust accounts. Each Portfolio Manager generally manages portfolios having substantially the same investment style as the relevant Fund. However, the portfolios managed by a Portfolio Manager may not have portfolio compositions identical to those of the Fund(s) managed by the Portfolio Manager due, for example, to specific investment limitations or guidelines present in some portfolio or Funds but not others. The Portfolio Managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A Portfolio Manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact a Fund depending on market conditions. For example, a Portfolio Manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the Sub-Advisory fees paid by a Fund. However, the compensation structure for Portfolio Managers generally does not provide any incentive to favor one account over another because that part of a Portfolio Manager's bonus based on performance is not based on the performance of one account to the exclusion of others.

Code of Ethics. The Trust, WisdomTree Asset Management, the Sub-Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Employees subject to the Codes of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. The Bank of New York serves as administrator, custodian and transfer agent for the Funds. BNY's principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY makes available the office space, equipment, personnel and facilities required to provide such services. Under the custody agreement with the Trust, BNY maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. BNY is required, upon the order of the Trust, to deliver securities held by BNY and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, BNY is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNY acts as transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY receives certain out of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust's custody account with BNY.

Distributor. ALPS Distributors, Inc. ("Distributor") is the distributor of shares of the Trust. Its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Units, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units section. Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the National
Association of Securities Dealers, Inc. ("NASD"). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, nor any stock exchange.

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Units. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

WisdomTree Asset Management may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

Brokerage Transactions

The Sub-Adviser assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

Additional Information Concerning the Trust

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005. The Trust currently operates 52 Funds. Each Fund issues shares of beneficial interest, with $0.001 par value. The Board may designate additional Funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit(s) of a Fund and immediately prior to the commencement of trading in such Fund's shares, a holder of shares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc. at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC's rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

Role of DTC. DTC Acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation & Redemption of Creation Units

Creation. The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Participant Agreement (defined below).

Fund shares are issued and redeemed only on "Business Days". A "Business Day" with respect to each Fund is any day on which the national securities exchange on which a Fund is listed for trading (each a "Listing Exchange") is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the "Deposit Securities"), which constitutes a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying Index and an amount of cash (the "Cash Component") computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the "Deposit Amount," which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

Each Fund, through the National Securities Clearing Corporation or otherwise makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Trust with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant underlying Index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to the Trust on the date of announcement to be in effect by the time of delivery of a Fund Deposit, in the composition of the underlying Index being tracked by the relevant Fund or resulting from certain corporate actions. The Funds reserve the right to use this approach.

Procedures for Creation of Creation Units. To be eligible to place orders with the Distributor and to create a Creation Unit of a Fund, an entity must be: (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant, and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Units using the process described in the Participant Agreement.

The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the

Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Units shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Authorized Participants placing orders for Creation Units of the Domestic Fund through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor. Orders for Creation Units of the Domestic Fund that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Authorized Participants placing orders for Creation Units of the International Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange ("Closing Time").

Placement of Creation Orders for the Domestic Fund Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through BNY to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for the Domestic Fund Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 2:00 p.m., Eastern time, on the "Settlement Date". The Settlement Date is typically the third Business Day following the Transmittal Date. Each Fund reserves the right to settle transactions on a basis other than T+3 "T" plus three Business Days (i.e., days on which the New York Stock Exchange is open) ("T+3"). In certain cases Authorized Participants will create and redeem Creation Units of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to BNY through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by BNY later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if BNY does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m., Eastern time on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of a Fund. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units.

Creation Units of the Domestic Fund may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit") with a Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with BNY the appropriate amount of federal funds by 2:00 p.m., Eastern time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the Closing Time or BNY does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with BNY, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, which the Trust may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by BNY or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Placement of Creation Orders for the International Funds. Fund Deposits in connection with the International Funds will not be made either through the Clearing Process or through DTC. For the International Funds, BNY shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit.

To the extent contemplated by the applicable Participant Agreement, Creation Units of the International Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 110%, which WisdomTree Asset Management may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit a Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Cash Purchases

The WisdomTree Middle East Dividend Fund issues and redeems shares for cash, and the WisdomTree Global Dividend Fund, WisdomTree Global SmallCap Dividend Fund and WisdomTree Global Equity Income Fund generally issue and redeem shares in exchange for in-kind securities and cash (with respect to the portion of its assets invested in emerging markets). When, in the sole discretion of the Trust, cash purchases of Creation Units of Shares are available or specified for a Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset Trust's brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the Authorized Participant must pay a fixed purchase Transaction Fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities. The Transaction Fees for in-kind and cash purchases of Creation Units of Shares are described in the Prospectus.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by the Funds as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Funds; (v) acceptance of the Funds Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Funds Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, BNY, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include: acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, BNY or sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, BNY, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. Each Fund imposes a "Transaction Fee" on investors purchasing or redeeming Creation Units. For this reason, investors purchasing or redeeming through the DTC Process generally will pay a higher Transaction Fee than will investors doing so through the NSCC Process. The Transaction Fee will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the Funds from the dilutive costs associated with the purchase and redemption of Creation Units. Where a Fund permits an in-kind purchaser to deposit cash in lieu of depositing one or more Deposit Securities, the purchaser may be assessed a higher Transaction Fee to offset the transaction cost to the Funds of buying those particular Deposit Securities. Transaction Fees will differ for each Fund, depending on the transaction expenses related to each Fund's portfolio securities. Every purchaser of a

Creation Unit will receive a Prospectus that contains complete disclosure about the Transaction Fee, including the maximum amount of the Transaction Fee charged by a Fund. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard and maximum creation transaction fee for each of the Funds.

                                                 Standard Creation   Maximum Creation
Name of Fund                                      Transaction Fee     Transaction Fee
----------------------------------------------   -----------------   ----------------
WisdomTree LargeCap Growth Fund                      $________          $________

WisdomTree International LargeCap Growth Fund-       $________          $________

WisdomTree Middle East Dividend Fund                 $________          $________

WisdomTree Global Dividend Fund                      $________          $________

WisdomTree Global SmallCap Dividend Fund             $________          $________

WisdomTree Global Equity Income Fund                 $________          $________

Placement of Redemption Orders for the Domestic Fund Using the Clearing Process. Orders to redeem Creation Units of the Domestic Fund through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Units using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and
(ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of a Fund as next determined. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for the Domestic Fund Outside the Clearing Process. Orders to redeem Creation Units of the Domestic Fund outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of a Fund specified in such order, which delivery must be made through DTC to BNY no later than 11:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Units of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders for the International Funds. Orders to redeem Creation Units of the International Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Except as described herein, an order to redeem Creation Units of International Funds is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY (in its capacity as Transfer Agent) on the Transmittal Date;
(ii) such order is accompanied or followed by the requisite number of shares of a Fund specified in such order, which delivery must be made through DTC to BNY no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the International Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the International Funds.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of the International Funds, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of a Fund's Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Funds' Transfer Agent, the Transfer Agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 110%, which WisdomTree Asset Management may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by BNY and marked to market daily, and that the fees of BNY and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of a Fund's Securities and the Cash Redemption Amount to be delivered upon redemption will be made by BNY according to the procedures set forth under Determination of NAV. If a redemption order is submitted to BNY by a DTC Participant on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of a Fund's Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to BNY by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of a Fund's Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund's may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of a Fund's Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering a Fund's Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the Portfolio Securities of the International Funds may trade on the relevant exchange(s) on days that the Listing Exchange for the International Funds are closed or are otherwise not Business Days for such International Funds, stockholders may not be able to redeem their shares of such International Fund, or to purchase and sell shares of the International Funds on the Listing Exchange for the International Funds, on days when the NAV of such International Funds could be significantly affected by events in the relevant foreign markets.

Cash Redemptions

In the event that, in the sole discretion of Trust, cash redemptions are permitted or required by Trust, proceeds will be paid to the Authorized Participant redeeming Shares on behalf of the redeeming investor as soon as practicable after the date of redemption.

REGULAR HOLIDAYS. Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of T+3. Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T + 3 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2008 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Argentina
Jan 1                           Jun 16                      Dec 25
March 20,21,24                  July 9
Apr 2                           Aug 18
May 1                           Nov 8

Australia
Jan 1,28                        Dec 25
Mar 21,24                       Dec 26
Apr 25
Jun 9

Austria
Jan 1                           Aug 15
March 21,24                     Dec 8
May 1,12                        Dec 25
May 22                          Dec 26

Bahrain

Jan 1                           Oct 2
Jan 10                          Dec 9
Jan 19                          Dec 16
March 20                        Dec 29

Belgium
Jan 1
March 21,24
May 1
Dec 25,26

Brazil
Jan 1                           May 1,22
Feb 4,5                         July 9
Mar 21                          Nov 20
Apr 21                          Dec 25,24

Canada
Jan 1                           Jul 1                       Dec 25
Feb 18                          Aug 4                       Dec 26
March 21                        Sep 1
May 19                          Oct 13

Chile
Jan 1                           July 16                     Dec 8
March 21                        Aug 15                      Dec 25,31
Apr 14                          Sep 18
May 1,21                        Sep 19

China (Shanghai)
Jan 1                           May 2                       Oct 3
Feb 6,7,8,11,12                 June 9
Apr 4                           Sep 15,29,30
May 1                           Oct 1,2

China (Shenzhen)
Jan 1                           May 2                       Oct 2
Feb 6,7,8,11,12                 June 9                      Oct 3
Apr 4                           Sept 15,29,30
May 1                           Oct 1

Denmark
Jan 1                           May 1,12
March 20,21,24                  Jun 5
Apr 18                          Dec 25,24,31
Apr 18                          Dec 26

Dubai
Jan 1                           April 11                    Oct 22, 23, 24
Jan 11                          Aug 6                       Dec 2
Jan 31                          Aug 22                      Dec 31

Egypt
Jan 8                           April 28                    Oct 1, 2
Jan 10                          May 1                       Oct 6
March 26                        July 23                     Dec 8, 9, 10, 11
April 25                        Sept 11                     Dec 29

Finland
Jan 1                           Dec 25,26,31
March 21,24
May 1
Jun 20

France
Jan 1                           Dec 26
March 21,24
May 1
Dec 25

Greece
Jan 1                           Apr 21                      Aug 15
Mar 10,21                       Apr 24                      Dec 25
Apr 14                          May 1                       Dec 26
Apr 17                          Jun 12

Germany
Jan 1                           June 16                     Dec 26
March 21,24,10,25               Aug 15
April 25,28                     Oct 28
May 1                           Dec 25

Hong Kong
Jan 1                           May 1,12                    Oct 1,7
Feb 7,8                         June 9                      Dec 25
March 21,24                     July 1                      Dec 26
Apr 4                           Sept 15

Ireland
Jan 1                           Dec 25
Mar 21,24                       Dec 26
May 5
Jun 2

Israel
Mar 21                          Aug 10                      Oct 9,13,14,19,20,21
Apr 20                          Sept 29,30
May 7,8                         Oct 1
Jun 8,9                         Oct 8

Italy
Jan 1                           Aug 15
March 21,24                     Dec 25
Apr 25                          Dec 26
May 1

Japan
Jan 1,2                         April 29                    Nov 3
Jan 3                           May 5,6                     Nov 24
Jan 14                          Jul 21                      Dec 23, 31
Feb 11                          Sep 15, 23
Mar 20                          Oct 13

Jordan
Jan 1                           May 1                       Oct 1, 2
Jan 10                          May 25                      Nov 14
Jan 30                          June 10                     Dec 8, 9
March 20                        July 30                     Dec 25
March 21                        Sept 1                      Dec 29
March 24

Kuwait
Jan 1                           Feb 26                      Oct 2
Jan 10                          March 20                    Dec 9
Feb 25                          July 30                     Dec 29

Lebanon
Jan 1                           March 20                    Nov 1
Jan 6                           March 21                    Nov 22
Jan 10                          March 23                    Dec 9
Jan 19                          April 25                    Dec 25
Feb 9                           April 27                    Dec 29

Malaysia
Jan 1                           May 1,19                    Dec 25,8,29
Jan 10,23                       Sept 1
Feb 1,7,8                       Oct 1,2
March 20                        Oct 27

Mexico
Jan 1                           May 1                       Dec 12
Feb 4                           Sept 16                     Dec 25
March 17,20,21                  Nov 17

Morocco
Jan 1                           July 30                     Nov 6
Jan 10, 11                      August 14                   Nov 18
March 20                        August 20, 21               Dec 9
May 1                           Oct 1, 2                    Dec 29

New Zealand
Jan 1                           Apr 25                      Dec 26
Jan 2                           Jun 2
Feb 6                           Oct 27
March 21,24                     Dec 25

Netherlands
Jan 1                           Dec 26
March 21,24
May 1
Dec 25

Norway
Jan 1                           Dec 26
March 20,21,24
May 1,12
Dec 25,24

Oman
Jan 1                           July 30                     Dec 9
Jan 10                          Oct 2                       Dec 29
March 20                        Nov 18

Portugal
Jan 1                           Dec 26
March 21,24,25
May 1
Dec 25

Qatar
Jan 10                          Dec 9                       Dec 31
Sept 3                          Dec 18
Oct 2, 3, 4, 5                  Dec 29

Singapore
Jan 1                           Oct 1,28
Feb 7,8                         Dec 8,25
March 21
May 1,19

South Africa
Jan 1                           Jun 16
Mar 21,24                       Sep 24
Apr 28                          Dec 16,25
May 1                           Dec 26

South Korea
Jan 1                           May 31                      Oct 3
Feb 6,7,8                       Jun 6                       Oct 6
Apr 9                           Jul 17                      Dec 25
May 1                           Aug 15                      Dec 31
May 5,12                        Sept 15

Spain
Jan 1,7                         Dec 25
March 21,24                     Dec 26
May 1

Sweden
Jan 1                           Jun 6
March 21,24                     Dec 24,25
May 1                           Dec 26,31

Switzerland
Jan 1,2                         May 12                      Dec 26
March 21,24                     Aug 1
May 1                           Dec 25

Taiwan
Jan 1                           May 1
Feb 6,7,8,11,28                 Oct 10
Apr 4

Thailand
Jan 1                           May 5                       Oct 23
Feb 21                          May 19                      Dec 5
Apr 7,14,15                     Jul 1,17                    Dec 10
May 1                           Aug 12

United Arab Emirates
Jan 1                           July 30                     Dec 9
Jan 10                          Oct 2                       Dec 29
March 20                        Dec 2


United Kingdom
Jan 1                           Aug 25
March 21,24                     Dec 25
May 5,26                        Dec 26

United States
Jan 1                           May 26                      Nov 11
Jan 21                          Jul 4                       Nov 27
Feb 18                          Sep 1                       Dec 25
March 21                        Oct 13




Taxes

The following discussion of certain U.S. federal income tax consequences of investing in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company. Each Fund intends to elect to be treated and qualify each year as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

      (a) derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below);

      (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of a Fund's total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of a Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund's total assets is invested in (x) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by a Fund and that are engaged in the same, similar or related trades or businesses or (y) the securities of one or more qualified publicly traded partnerships; and

      (c) distribute with respect to each taxable year at least 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid -- generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income.

In general, for purposes of the 90% of gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (generally, a partnership (x) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in (a)(i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

Taxation of the Funds. If a Fund qualifies as a RIC, that Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income (including its net capital gains) will be subject to tax at corporate income tax rates without any deduction for distributions to shareholders, and all distributions from earnings and profits, including any distributions of net long-term capital gains and net tax-exempt income, would be taxable to shareholders as dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

Each Fund intends to distribute at least annually substantially all of its investment company taxable income and its net capital gains. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Funds on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of that Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amount. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by a Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund Distributions. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on the Funds' shares are generally subject to federal income tax as described herein to the extent they do not exceed the Funds' realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

If a Fund makes distributions to a shareholder in excess of the Fund's current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but reduces a shareholder's tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Distributions by the Funds of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Distributions of net capital gains from the sale of investments that the Funds owned for more than one year and that are properly designated by the Funds as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

In determining its net capital gain for Capital Gain Dividend purposes, a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury Regulations permit a RIC, in determining its taxable income, to elect to treat all or a part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be "qualified dividend income," the Funds must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to a Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to a Fund's shares. If the aggregate dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of a Fund's dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

To the extent that a Fund makes a distribution of income received by the Funds in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Funds from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Funds have held for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the share becomes ex-dividend with respect to such dividend (91 days during the 181-day period beginning 90 days before the ex-dividend date in the case of certain preferred stock) or (3) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code.

Sale or Exchange of Shares. A sale or exchange of shares in the Funds may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Funds (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts legislation providing otherwise.

Federal Tax Treatment of Certain Fund Investments. Transactions of the Funds in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund, or defer a Fund's ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by a Fund.

Foreign Investments. Income received by a Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If as of the end of a Fund's taxable year more than 50% a Fund's assets consist of the securities of foreign corporations, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities a Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes.

Investment in PFICs. Equity investments by a Fund in certain "passive foreign investment companies" ("PFICs") could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFICs or on gains from dispositions of shares in the PFICs. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may make an election to mark the gains (and to a limited extent losses) of a PFIC "to the market" as though it had sold and repurchased its holdings in the PFIC on the last day of a Fund's taxable year. A Fund may also, in certain circumstances, elect to treat a PFIC as a "qualified electing fund" (i.e., make a "QEF election"), in which case a Fund will be required to include as income its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. Such gains and losses are treated as ordinary income and loss. The mark-to-market and QEF elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

Additional Tax Information Concerning REITs. Each Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in a Fund's receipt of cash in excess of the REIT's earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

A Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs") or which are, or have certain wholly-owned subsidiaries that are, "taxable mortgage pools" ("TMPs"). Under certain Treasury guidance, a portion of a Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC or equity interests in a TMP (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as a Fund, must generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or TMP interests directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income (see "Taxes - Tax-Exempt Shareholders" below), and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. No Fund intends to invest a substantial portion of its assets in REITs which generate excess inclusion income.

Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this "blocking" effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Funds constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). A tax-exempt shareholder may also recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in REMICs or TMPs.

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

In addition, special tax consequences apply to charitable remainder trusts ("CRTs") that invest in RICs that invest directly or indirectly in residual interests in REMICs or TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under Internal Revenue Service ("IRS") guidance issued in November 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes "excess inclusion income." Rather, if at any time during a taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes "excess inclusion income," then a Fund will be subject to a tax on that portion of its "excess inclusion income" for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder's distributions for the year by an amount of the tax that relates to that shareholder's interest in a Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Funds. The Funds do not intend to invest directly or indirectly in residual interests in REMICs.

Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

Effective for taxable years beginning before January 1, 2008, and assuming certain certification requirements were complied with, a RIC generally was not required to withhold any amounts (i) with respect to distributions attributable to U.S. source interest income that would be treated as "portfolio interest" and accordingly would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions were properly designated by the RIC. Pending legislation would extend the exemption from withholding for interest-related and short-term capital gain distributions to taxable years of RICs beginning before January 1, 2010. At the time of this filing, it is unclear whether the legislation will be enacted. Even if such legislation is enacted, depending on the circumstances, the Funds may make such designations with respect to all, some or none of their potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. Moreover, in the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Creation and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger's aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the sum of the aggregate market value of the securities plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such gains or losses are treated as short-term capital gains or losses. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Funds, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

Determination of NAV

The NAV of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments which may be used to manage a Fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by a Fund.

When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A Fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the NAV Calculation Time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before a Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used for domestic securities if, for example, (i) trading in a security is halted and does not resume before a Fund's pricing time or if a security does not trade in the course of a day, or (ii) a Fund holds enough of the security that its price could affect a Fund's NAV. Since the International Funds invest in securities listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of these Funds may change on days when shareholders will not be able to purchase or redeem a Fund's shares.

Fair-value prices are determined by the Funds according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

Dividends and Distributions

Each Fund pays out dividends, if any, to investors at least annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Financial Statements

Financial highlights are not yet available for the Funds because they had not yet commenced operations as of the date of this SAI.

Miscellaneous Information

Counsel. Ropes & Gray LLP, 1211 Avenue of the Americas, New York, New York 10036 is counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 5 Times Square, New York, New York 10036, serves as the independent auditor of the Trust.

Part C: Other Information

Item 23. Exhibits

Exhibit        Description
Number

(a)(1) Trust Instrument of the Registrant dated December 15, 2005 is incorporated herein by reference to exhibit (a) of Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.

(a)(2) Certificate of Trust as filed with the State of Delaware on December 15, 2005 is incorporated herein by reference to exhibit (a)(2) of Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.

(a)(3)    Schedule A to the Trust Instrument is filed herewith.

(b) By-Laws of the Registrant is incorporated herein by reference to exhibit (b) of Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.

(c) Portions of the Trust Instrument and By-Laws of the Registrant defining the rights of holders of shares of the Registrant (Reference is made to Article II Sections 2, 3 and 8, and Articles III, IV, V, VI, VII, VIII, IX and X of the Registrant's Trust Instrument, filed as Exhibit (a)(1) to Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006; and to Articles I, V, and VI of the Registrant's By-Laws, filed as Exhibit (b) to Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.)

(d)(1) Investment Advisory Agreement between the Registrant (on behalf of all series except the WisdomTree India Earnings Fund) and WisdomTree Asset Management, Inc. is incorporated herein by reference to exhibit (d)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(d)(2) Investment Advisory Agreement Schedule (on behalf of all series except the WisdomTree India Earnings Fund)*

(d)(3) Investment Advisory Agreement between the Registrant (on behalf WisdomTree India Earnings Fund) and WisdomTree Asset Management, Inc. is incorporated herein by reference to exhibit (d)(5) of Registrant's Post-Effective Amendment No. 10 filed on January 2, 2008.

(d)(4) Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and BNY Investment Advisors (on behalf of all series except the WisdomTree Currency Funds) is incorporated herein by reference to exhibit (d)(3) of Registrant's Post-Effective Amendment No. 10 filed on January 2, 2008.

(d)(5) Sub-Advisory Agreement Appendix A (on behalf of all series except the WisdomTree Currency Funds)*

(d)(6) Sub-Advisory Agreement among WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation and The Dreyfus Corporation on behalf of the WisdomTree Currency Funds is incorporated herein by reference to exhibit (d)(6) of Registrant's Post-Effective Amendment No. 14 filed on April 4, 2008.

(d)(7) Investment Advisory Agreement between WisdomTree Asset Management, Inc. and WisdomTree India Investment Portfolio, Inc. is incorporated herein by reference to exhibit (d)(7) of Registrant's Post-Effective Amendment No. 14 filed on April 4, 2008.

(d)(8) Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and BNY Investment Advisors on behalf WisdomTree India Investment Portfolio, Inc. is incorporated herein by reference to exhibit (d)(8) of Registrant's Post-Effective Amendment No. 14 filed on April 4, 2008.

(e)(1) Distribution Agreement between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to exhibit (e)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(e)(2)    Distribution Fee Agreement Schedule*

(e)(3) Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e)(2) of Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.

(f)       Not applicable.

(g)(1) Custody Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(g)(2)    Custody Agreement Schedule*

(g)(3) Foreign Custody Manager Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(2) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(g)(4)    Foreign Custody Manager Agreement Schedule*

(g)(5) Custody Agreement between WisdomTree India Investment Portfolio, Inc. and the Bank of New York is incorporated herein by reference to exhibit (g)(5) of Registrant's Post-Effective Amendment No. 14 filed on April 4, 2008.

(h)(1) Administration and Accounting Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(2)    Administration and Accounting Agreement Schedule*

(h)(3) Transfer Agency and Service Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(2) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(4)    Transfer Agency and Service Agreement Schedule*

(h)(5) License Agreement between the Registrant and WisdomTree Investments, Inc is incorporated herein by reference to exhibit (h)(3) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(6)    License Agreement Schedule*

(h)(7) Securities Lending Agency Agreement between the Registrant and UBS Securities LLC is incorporated herein by reference to exhibit (h)(4) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(8) Form of Securities Loan Agreement between the Registrant and UBS Securities LLC is incorporated herein by reference to exhibit (h)(5) of Registrant's Pre-Effective Amendment No. 1 filed on June 5, 2006.

(h)(9) Chief Compliance Officer Services Agreement between the Registrant and ALPS Funds Services, Inc. is incorporated herein by reference to exhibit (h)(6) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(10)   Chief Compliance Officer Services Agreement Schedule*

(h)(11)   Index Methodology is incorporated herein by reference to exhibit
          (h)(8)of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(12) Index Methodology (Earnings Funds) is incorporated herein by reference to exhibit (h)(12) of Registrant's Post-Effective Amendment No. 4 filed on February 15, 2007.

(h)(13)   Index Methodology (Growth Funds)*

(h)(14) Services Agreement between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit
          (h)(13) of Registrant's Post Effective Amendment No. 5 filed on July 30, 2007.

(i)       Legal Opinion and Consent of Ropes & Gray LLP, counsel to the
          Registrant*

(j) Consent of Ernst & Young, independent registered public accounting firm for the Registrant*

(k)       Not applicable.

(l) Form of Letter of Representations between the Registrant and The Depository Trust Company is incorporated herein by reference to exhibit (l) of Registrant's Pre-Effective Amendment No. 2 filed on June 9, 2006.

(m)       None.

(n)       Not applicable.

(p)(1) Code of Ethics of the Registrant is incorporated herein by reference to exhibit (p) of Registrant's Post Effective Amendment No. 2 filed on September 29, 2006.

(p)(2) Code of Ethics of BNY Mellon is incorporated herein by reference to exhibit (p)(2) of Registrant's Post Effective Amendment No. 14 filed on April 4, 2008.

(q)(1) Power of Attorney for Gregory Barton, Toni Massaro, Jonathan Steinberg and Victor Ugolyn is incorporated herein by reference to exhibit (q) of Registrant's Post Effective Amendment No. 7 filed on October 19, 2007.

(q)(2)    Power of Attorney for Amit Muni *

* To be filed by Amendment.

Item 24.  Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 25.  Indemnification

Reference is made to Article IX of the Registrant's Trust Instrument included as Exhibit (a)(1) to this Registration Statement with respect to the indemnification of the Registrant's trustees and officers, which is set forth below:

Section 1. LIMITATION OF LIABILITY.

All Persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees, or agents, whether past, present, or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the

Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Investment Adviser, or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Section 2. INDEMNIFICATION.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

      (i) every Person who is, or has been, a Trustee or an officer, employee, or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series (out of Assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to this Article.

      (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

      (i) who has been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

      (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based on a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based on a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors, and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof on receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either (i) such Covered Person has provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, modification, or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification, or adoption.

Reference is made to Article VI of the Registrant's By-Laws included as Exhibit
(b) to this Registration Statement with respect to the indemnification of the Registrant's trustees and officers, which is set forth below:

Section 6.2. Limitation of Liability.

The Declaration refers to the Trustees as Trustees, but not as individuals or personally; and no Trustee, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust; provided, that nothing contained in the Declaration or the By-Laws shall protect any Trustee or officer of the Trust from any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

WisdomTree Asset Management, Inc. ("WTAM"), 380 Madison Avenue, 21st Floor, New York, NY 10017, a wholly-owned subsidiary of WisdomTree Investments, Inc., is a registered investment adviser and serves as manager for all funds of the Registrant. The description of WTAM under the caption of "Management-Investment Adviser" in the Prospectus and under the caption "Management of the Trust" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

Each of the directors and officers of WTAM will also have substantial responsibilities as directors and/or officers of WisdomTree Investments, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of WTAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name                   Position with WisdomTree Asset             Principal Business(es) During
                              Management, Inc.                      the Last Two Fiscal Years
Jonathan Steinberg   President, (Principal Executive      Chief Executive Officer of WisdomTree
                     Officer) and Trustee                 Investments (formerly, Index Development
                                                          Partners, Inc.); Director of WisdomTree
                                                          Investments, Inc.; President of the Wisdom
                                                          Tree Funds since 2005

Amit Muni            Treasurer (Principal Financial and   Chief Financial Officer and Assistant
                     Accounting Officer), Assistant       Secretary of WisdomTree Investments, Inc.
                     Secretary                            (formerly India Development Partners, Inc.)
                                                          since March 2008; International Securities
                                                          Exchange Holdings, Inc. (ISE), Controller and
                                                          Chief Accounting Officer, 2003 to 2008;
                                                          Instinet Group, Inc., Vice President Finance,
                                                          2000 to 2003.

Richard Morris       Deputy General Counsel, Chief        Secretary and Chief Legal Officer of the
                     Legal Officer                        WisdomTree Funds since 2005; Deputy General
                                                          Counsel of WisdomTree Investments, Inc. since
                                                          2005; Senior Counsel at Barclays Global
                                                          Investors, N.A. from 2002 to 2005; Counsel at
                                                          Barclays Global Investors, N.A. from 2000 to
                                                          2001.

WTAM, with the approval of the Registrant's board of trustees, selects the sub-adviser for the funds of the Registrant. BNY Investment Advisors serves as sub-adviser for the funds.

Name                    Position with BNY Investment              Principal Business(es) During
                                 Advisors                           the last Two Fiscal Years
Kurt Zyla            Managing Director                    Division Manager
Todd Rose            Vice President, Senior Portfolio     Portfolio Management, Index Fund Management
                     Manager
Denise Krisko        Managing Director and CIO            Head of Index Management

Item 27. Principal Underwriters

(a) The Trust's distributor, ALPS Distributors, Inc. (the "Distributor"), acts as distributor for the Registrant and the following investment companies:
Accessor Funds, AARP Funds, Agile Funds, Ameristock Mutual Funds, Inc., DIAMONDS Trust, Drake Funds, Financial Investors Trust, Financial Investors Variable Insurance Trust, First Funds, Firsthand Funds, Forward Emerald Funds, Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone, Nasdaq 100 Trust, PowerShares Exchange-Traded Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, and Westcore Trust.

(b) To the best of Registrant's knowledge, the directors and executive officers of the Distributor are as follows:

      Name                   Position(s) and Office(s) with the Distributor

      Edmund J. Burke        President
      Thomas Carter          Managing Director - Sales and Finance; Treasurer
      Jeremy O. May          Managing Director - Operations and Client Service;
                             Secretary
      Diana Adams            Vice President, Controller
      Tane Tyler             Chief Legal Officer, Assistant Secretary
      Brad Swenson           Chief Compliance Officer

The business address of each of the Distributor's directors or officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c) Not applicable.

Item 28. Location of Accounts and Records

(a) The Registrant maintains accounts, books and other documents required by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at its offices at 380 Madison Avenue, 21st Floor, New York, NY 10017.

(b) WisdomTree Asset Management Inc. maintains all Records relating to its services as investment adviser to the Registrant at 380 Madison Avenue, 21st Floor, New York, NY 10017.

(c) BNY Investment Advisors maintains all Records relating to its services as sub-adviser to the Registrant at 1633 Broadway, 13th Floor, New York, NY 10019.

(d) ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(e) The Bank of New York maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at One Wall Street, New York, New York 10286.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

The Registrant undertakes to file an amendment to this registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 30th day of April, 2008.

                                                WISDOMTREE TRUST
                                                (Registrant)

                                                By: /s/ Jonathan Steinberg*
                                                --------------------------
                                                (Jonathan Steinberg, President)

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures               Title(s)                              Date
/s/ Jonathan Steinberg*  President (Principal Executive        April 30, 2008
----------------------   Officer) and Trustee
Jonathan Steinberg

/s/ Amit Muni            Treasurer, (Principal Financial and   April 30, 2008
-------------            Accounting Officer), Assistant
Amit Muni                Secretary

/s/ Gregory Barton*       Trustee                              April 30, 2008
-------------------
Gregory Barton

/s/ Toni Massaro*        Trustee                               April 30, 2008
-----------------
Toni Massaro

/s/ Victor Ugolyn*       Trustee                               April 30, 2008
------------------
Victor Ugolyn

*By: /s/ Richard Morris
Richard Morris
(Attorney-in-Fact)